SEC. File Nos.033-32785
811-05888

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 34

and

Registration Statement
Under
the Investment Company Act of 1940
Amendment No.  37
____________________

SMALLCAP WORLD FUND, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
____________________

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111-5994

(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2009, pursuant to paragraph (b) of rule 485.

...

[Logo - American Funds /(R)/]       The right choice for the long term/(R)/

SMALLCAP
World Fund/(R)/

CLASS    TICKER   F-1....  SCWFX    529-C..  CSPCX
A......  SMCWX    F-2....  SMCFX    529-E..  CSPEX
B......  SCWBX    529-A..  CSPAX    529-F-1  CSPFX
C......  SCWCX    529-B..  CSPBX

PROSPECTUS

 December 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
16   Shareholder information
17   Choosing a share class
21   Purchase, exchange and sale of shares
26   Sales charges
30   Sales charge reductions and waivers
34   Rollovers from retirement plans to IRAs
35   Plans of distribution
36   Other compensation to dealers
37   How to sell shares
39   Distributions and taxes
40   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page intentionally left blank for this filing]


Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 30 of the prospectus and on page 56 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your
 investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.65%   0.65%   0.65%   0.65%     0.65%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24    1.00    1.00    0.24      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.36    0.37    0.29    0.25      0.22
-------------------------------------------------------------------------------
 Total annual fund operating         1.25    2.02    1.94    1.14      0.87
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.65%   0.65%   0.65%   0.65%     0.65%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20    1.00    0.99    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.37    0.40    0.40    0.37      0.37
-------------------------------------------------------------------------------
 Total annual fund operating         1.22    2.05    2.04    1.52      1.02
 expenses

                                       1

                                               SMALLCAP World Fund / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $695   $  949   $1,222     $1,999
---------------------------------------------------------------------
 B                                 705    1,034    1,288      2,150
---------------------------------------------------------------------
 C                                 297      609    1,047      2,264
---------------------------------------------------------------------
 F-1                               116      362      628      1,386
---------------------------------------------------------------------
 F-2                                89      278      482      1,073
---------------------------------------------------------------------
 529-A                             712      979    1,265      2,069
---------------------------------------------------------------------
 529-B                             728    1,081    1,360      2,265
---------------------------------------------------------------------
 529-C                             327      678    1,154      2,465
---------------------------------------------------------------------
 529-E                             174      519      886      1,912
---------------------------------------------------------------------
 529-F-1                           124      364      621      1,351

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $205    $634    $1,088     $2,150
---------------------------------------------------------------------
 C                                 197     609     1,047      2,264
---------------------------------------------------------------------
 529-B                             228     681     1,160      2,265
---------------------------------------------------------------------
 529-C                             227     678     1,154      2,465
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 56%
of the average value of its portfolio.

                                       2

SMALLCAP World Fund / Prospectus


Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving

                                       3

                                               SMALLCAP World Fund / Prospectus

the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with broad measures of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

SMALLCAP World Fund / Prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  61.64%
2000 -15.56
2001 -17.35
2002 -22.25
2003  50.40
2004  17.76
2005  16.53
2006  22.96
2007  17.15
2008 -49.40
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                           34.63%  (quarter ended December 31, 1999)
LOWEST                           -27.37%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
46.39%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes              4/30/90          -52.31%  -1.17%    2.21%      7.00%
   - After taxes on                             -52.22   -1.93     1.44        N/A
     distributions
   - After taxes on distributions and sale of   -33.92   -0.57     2.03        N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------

 B                               3/15/00      -52.29%  -1.07%     -4.98%
--------------------------------------------------------------------------
 C                               3/15/01      -50.27   -0.79       1.02
--------------------------------------------------------------------------
 F-1                             3/15/01      -49.38    0.00       1.83
--------------------------------------------------------------------------
 529-A                           2/19/02      -52.32   -1.22       2.23
--------------------------------------------------------------------------
 529-B                           2/20/02      -52.33   -1.20       2.13
--------------------------------------------------------------------------
 529-C                           2/20/02      -50.31   -0.87       2.14
--------------------------------------------------------------------------
 529-E                           3/15/02      -49.57   -0.36       1.78
--------------------------------------------------------------------------
 529-F-1                         9/17/02      -49.31    0.06       6.36
--------------------------------------------------------------------------

 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World Small Cap     -43.42%   1.17%    4.48%         N/A
 Index
 S&P Global <$3 Billion Index         -44.63    1.66     5.15         6.54%
 Lipper Global Small-Cap Funds        -47.24   -0.77     4.69         7.65
 Average
 Consumer Price Index                   0.09    2.67     2.52         2.65

1  The MSCI All Country World Small Cap Index and the S&P Global <$3 Billion
   Index reflect the market sectors in which the fund primarily invests. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
   Global <$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Small Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global <$3 Billion Index. The Lipper Global Small-Cap
   Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
   Price Index provides a comparison of the fund's results to inflation. See page
   10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                                               SMALLCAP World Fund / Prospectus

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 GORDON CRAWFORD              19 years         Senior Vice President -
 Vice Chairman of the                          Capital Research Global
 Board                                         Investors
-------------------------------------------------------------------------------
 BRADY L. ENRIGHT              5 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 J. BLAIR FRANK               11 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JONATHAN KNOWLES             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 NORIKO H. CHEN                4 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 BRADFORD F. FREER             2 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 LAWRENCE KYMISIS              2 years         Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 KRISTIAN STROMSOE             2 years         Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 MARK E. DENNING              18 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON        14 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 TERRANCE MCGUIRE              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------

                                       6

SMALLCAP World Fund / Prospectus


Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing
American Funds Service Company at 317/735-6636; or accessing our website
(americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                                               SMALLCAP World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.
However, the fund's holdings of small capitalization stocks may fall below the
80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

                                       8

SMALLCAP World Fund / Prospectus


Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                                               SMALLCAP World Fund / Prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes               4/30/90         -49.40%   0.01%    2.81%      7.34%
   - After taxes on                             -49.31   -0.77     2.04        N/A
     distributions
   - After taxes on distributions and sale of   -32.02    0.43     2.56        N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------

 B                               3/15/00      -49.78%  -0.76%     -4.98%
--------------------------------------------------------------------------
 C                               3/15/01      -49.77   -0.79       1.02
--------------------------------------------------------------------------
 F-1                             3/15/01      -49.38    0.00       1.83
--------------------------------------------------------------------------
 529-A                           2/19/02      -49.41   -0.04       3.12
--------------------------------------------------------------------------
 529-B                           2/20/02      -49.82   -0.89       2.13
--------------------------------------------------------------------------
 529-C                           2/20/02      -49.81   -0.87       2.14
--------------------------------------------------------------------------
 529-E                           3/15/02      -49.57   -0.36       1.78
--------------------------------------------------------------------------
 529-F-1                         9/17/02      -49.31    0.06       6.36
--------------------------------------------------------------------------

 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World Small Cap     -43.42%   1.17%    4.48%         N/A
Index
 S&P Global <$3 Billion Index         -44.63    1.66     5.15         6.54%
 Lipper Global Small-Cap Funds        -47.24   -0.77     4.69         7.65
 Average
 Consumer Price Index                   0.09    2.67     2.52         2.65

1  The MSCI All Country World Small Cap Index and the S&P Global <$3 Billion
   Index reflect the market sectors in which the fund primarily invests. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
   Global <$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Small Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global <$3 Billion Index. The Lipper Global Small-Cap
   Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
   Price Index provides a comparison of the fund's results to inflation.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available. S&P Global <$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global <$2 Billion
(May 2004 to April 2006), S&P

                                       10

SMALLCAP World Fund / Prospectus


Developed <$1.5 Billion (January 2000 to April 2004), and S&P Developed <$1.2
Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Small-Cap Funds
Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer
Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.
Widely used as a measure of inflation, the CPI is computed by the U.S.
Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                                               SMALLCAP World Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended
September 30, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                       12

SMALLCAP World Fund / Prospectus


In addition, shareholders approved other proposals at the meeting, including the election of board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. The fund plans to implement these proposals in
2010; however, the investment adviser may delay implementation of one or more of these proposals to a time that is more advantageous for the fund and its shareholders.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S.
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                                               SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                     ROLE IN
                         INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR     EXPERIENCE                IN THIS FUND      OF THE FUND
--------------------------------------------------------------------------------------------

 GORDON CRAWFORD         Investment                  19 years        Serves primarily as a
                         professional for 38                         global equity
                         years, all with                             securities portfolio
                         Capital Research and                        counselor
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 BRADY L. ENRIGHT        Investment                  5 years         Serves primarily as a
                         professional for 18     (plus 8 years of    U.S. equity securities
                         years in total;         prior experience    portfolio counselor
                         13 years with Capital        as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 J. BLAIR FRANK          Investment                  11 years        Serves primarily as a
                         professional for 16     (plus 4 years of    U.S. equity securities
                         years in total;         prior experience    portfolio counselor
                         15 years with Capital        as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 JONATHAN KNOWLES        Investment                  10 years        Serves primarily as a
                         professional for 18     (plus 5 years of    non-U.S. equity
                         years, all with         prior experience    securities portfolio
                         Capital Research and         as an          counselor
                         Management Company or  investment analyst
                         affiliate                 for the fund)

--------------------------------------------------------------------------------------------
 NORIKO H. CHEN          Investment                   4 years        Serves primarily as a
                         professional for 19     (plus 5 years of    non-U.S. equity
                         years in total;         prior experience    securities portfolio
                         11 years with Capital        as an          counselor
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 BRADFORD F. FREER       Investment                   2 years        Serves primarily as a
                         professional for 17                         global equity
                         years in total;                             securities portfolio
                         16 years with Capital                       counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 LAWRENCE KYMISIS        Investment                   2 years        Serves primarily as a
                         professional for 15                         global equity
                         years in total;                             securities portfolio
                         7 years with Capital                        counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 KRISTIAN STROMSOE       Investment                   2 years        Serves primarily as a
                         professional for 13                         global equity
                         years in total;                             securities portfolio
                         10 years with Capital                       counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 MARK E. DENNING         Investment                  18 years        Serves primarily as a
                         professional for 27     (plus 1 year of     non-U.S. equity
                         years, all with         prior experience    securities portfolio
                         Capital Research and         as an          counselor
                         Management Company or  investment analyst
                         affiliate                for the fund)
--------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON   Investment                  14 years        Serves primarily as a
                         professional for 37     (plus 5 years of    global equity
                         years in total;         prior experience    securities portfolio
                         34 years with Capital        as an          counselor
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 TERRANCE MCGUIRE        Investment                   4 years        Serves primarily as a
                         professional for 11     (plus 7 years of    U.S. equity securities
                         years, all with         prior experience    portfolio counselor
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
--------------------------------------------------------------------------------------------

                                       14

SMALLCAP World Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                       15

                                               SMALLCAP World Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       16

SMALLCAP World Fund / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, C,
F-1 and F-2 shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below).
The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Class B and 529-B shares may no longer be purchased or acquired except by exchange from Class B or 529-B shares of another American Fund. Any investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class
B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

                                       17

                                               SMALLCAP World Fund / Prospectus

.. availability of share classes:

 -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
    401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       18

SMALLCAP World Fund / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        Class B shares may not be purchased or acquired except
                         by exchange from Class B shares of other American
                         Funds
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, but may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       19

                                               SMALLCAP World Fund / Prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an
"Other expenses" item.

                                       20

SMALLCAP World Fund / Prospectus


Purchase, exchange and sale of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund/SM/ on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       21

                                               SMALLCAP World Fund / Prospectus

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually, depending on the services offered.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

                                       22

SMALLCAP World Fund / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       23

                                               SMALLCAP World Fund / Prospectus

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page 7 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or
529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

                                       24

SMALLCAP World Fund / Prospectus


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       25

                                               SMALLCAP World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                              SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

                                       26

SMALLCAP World Fund / Prospectus


.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares unless it was invested in
 Class A or C shares prior to January 1, 2009.

                                       27

                                               SMALLCAP World Fund / Prospectus

CLASS B AND C SHARES

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.
A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

                                       28

SMALLCAP World Fund / Prospectus


CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       29

                                               SMALLCAP World Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

                                       30

SMALLCAP World Fund / Prospectus


 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

                                       31

                                               SMALLCAP World Fund / Prospectus

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made.
Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other
American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       32

SMALLCAP World Fund / Prospectus


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

                                       33

                                               SMALLCAP World Fund / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       34

SMALLCAP World Fund / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to
..50% for Class 529-A shares; up to 1.00% for Class B and 529-B shares; up to
1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; and up to
..50% for Class F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       35

                                               SMALLCAP World Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       36

SMALLCAP World Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
   Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       37

                                               SMALLCAP World Fund / Prospectus

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that
American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       38

SMALLCAP World Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred. For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF CLASS 529 SHARES
SHOULD REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION
REGARDING THE TAX CONSEQUENCES OF SELLING CLASS 529 SHARES.

                                       39

                                               SMALLCAP World Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                  Net gains
                                                                 (losses) on
                                         Net                      securities
                                        asset         Net           (both
                                       value,     investment       realized      Total from
                                      beginning     income           and         investment
                                      of period     (loss)       unrealized)     operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                   $28.46       $ .19          $  1.61        $  1.80
Year ended 9/30/2008                    47.43         .31           (14.35)        (14.04)
Year ended 9/30/2007                    38.87         .37            12.50          12.87
Year ended 9/30/2006                    34.77         .25             4.94           5.19
Year ended 9/30/2005                    27.82         .24             7.02           7.26
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2009                    27.16         .01             1.49           1.50
Year ended 9/30/2008                    45.49         .01           (13.72)        (13.71)
Year ended 9/30/2007                    37.41         .04            12.02          12.06
Year ended 9/30/2006                    33.59        (.03 )           4.78           4.75
Year ended 9/30/2005                    26.90          --/4/          6.79           6.79
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2009                   $26.93       $ .03          $  1.48        $  1.51
Year ended 9/30/2008                    45.18         .01           (13.63)        (13.62)
Year ended 9/30/2007                    37.21         .02            11.95          11.97
Year ended 9/30/2006                    33.45        (.04 )           4.74           4.70
Year ended 9/30/2005                    26.82        (.02 )           6.78           6.76
-----------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 9/30/2009                    28.21         .21             1.61           1.82
Year ended 9/30/2008                    47.08         .31           (14.23)        (13.92)
Year ended 9/30/2007                    38.65         .36            12.41          12.77
Year ended 9/30/2006                    34.58         .26             4.91           5.17
Year ended 9/30/2005                    27.70         .23             6.98           7.21
-----------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 9/30/2009                    28.47         .23             1.69           1.92
Period from 8/1/2008 to 9/30/2008/5/    33.66         .08            (5.27)         (5.19)
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2009                    28.32         .19             1.62           1.81
Year ended 9/30/2008                    47.23         .29           (14.28)        (13.99)
Year ended 9/30/2007                    38.76         .34            12.44          12.78
Year ended 9/30/2006                    34.68         .25             4.93           5.18
Year ended 9/30/2005                    27.79         .22             7.00           7.22
-----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2009                    27.47         .01             1.50           1.51
Year ended 9/30/2008                    45.96        (.02 )         (13.89)        (13.91)
Year ended 9/30/2007                    37.77        (.01 )          12.14          12.13
Year ended 9/30/2006                    33.93        (.07 )           4.82           4.75
Year ended 9/30/2005                    27.20        (.05 )           6.87           6.82
-----------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
CLASS 529-C:
Year ended 9/30/2009                   $27.43       $ .01          $  1.50        $  1.51
Year ended 9/30/2008                    45.92        (.01 )         (13.89)        (13.90)
Year ended 9/30/2007                    37.77        (.01 )          12.13          12.12
Year ended 9/30/2006                    33.94        (.07 )           4.83           4.76
Year ended 9/30/2005                    27.21        (.05 )           6.87           6.82
-----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2009                    28.00         .12             1.58           1.70
Year ended 9/30/2008                    46.76         .18           (14.15)        (13.97)
Year ended 9/30/2007                    38.40         .21            12.33          12.54
Year ended 9/30/2006                    34.42         .12             4.89           5.01
Year ended 9/30/2005                    27.58         .12             6.96           7.08
-----------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 9/30/2009                    28.33         .24             1.63           1.87
Year ended 9/30/2008                    47.24         .37           (14.28)        (13.91)
Year ended 9/30/2007                    38.77         .42            12.44          12.86
Year ended 9/30/2006                    34.64         .31             4.93           5.24
Year ended 9/30/2005                    27.72         .23             6.99           7.22
-----------------------------------------------------------------------------------------------

                                            DIVIDENDS AND DISTRIBUTIONS

                                      Dividends   Distributions      Total      Net asset
                                      (from net       (from        dividends     value,
                                      investment     capital          and        end of         Total
                                       income)       gains)      distributions   period    return/2,3/
------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                    $  --        $   --         $   --       $30.26          6.32%
Year ended 9/30/2008                     (.76)        (4.17)         (4.93)       28.46        (32.77)
Year ended 9/30/2007                     (.70)        (3.61)         (4.31)       47.43         35.41
Year ended 9/30/2006                     (.41)         (.68)         (1.09)       38.87         15.27
Year ended 9/30/2005                     (.31)           --           (.31)       34.77         26.28
------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2009                       --            --             --        28.66          5.52
Year ended 9/30/2008                     (.45)        (4.17)         (4.62)       27.16        (33.27)
Year ended 9/30/2007                     (.37)        (3.61)         (3.98)       45.49         34.40
Year ended 9/30/2006                     (.25)         (.68)          (.93)       37.41         14.39
Year ended 9/30/2005                     (.10)           --           (.10)       33.59         25.31
------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2009                    $  --        $   --         $   --       $28.44          5.64%
Year ended 9/30/2008                     (.46)        (4.17)         (4.63)       26.93        (33.31)
Year ended 9/30/2007                     (.39)        (3.61)         (4.00)       45.18         34.35
Year ended 9/30/2006                     (.26)         (.68)          (.94)       37.21         14.33
Year ended 9/30/2005                     (.13)           --           (.13)       33.45         25.27
------------------------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 9/30/2009                       --            --             --        30.03          6.45
Year ended 9/30/2008                     (.78)        (4.17)         (4.95)       28.21        (32.77)
Year ended 9/30/2007                     (.73)        (3.61)         (4.34)       47.08         35.41
Year ended 9/30/2006                     (.42)         (.68)         (1.10)       38.65         15.28
Year ended 9/30/2005                     (.33)           --           (.33)       34.58         26.23
------------------------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 9/30/2009                       --            --             --        30.39          6.78
Period from 8/1/2008 to 9/30/2008/5/       --            --             --        28.47        (15.42)
------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2009                       --            --             --        30.13          6.39
Year ended 9/30/2008                     (.75)        (4.17)         (4.92)       28.32        (32.79)
Year ended 9/30/2007                     (.70)        (3.61)         (4.31)       47.23         35.33
Year ended 9/30/2006                     (.42)         (.68)         (1.10)       38.76         15.25
Year ended 9/30/2005                     (.33)           --           (.33)       34.68         26.19
------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2009                       --            --             --        28.98          5.50
Year ended 9/30/2008                     (.41)        (4.17)         (4.58)       27.47        (33.35)
Year ended 9/30/2007                     (.33)        (3.61)         (3.94)       45.96         34.25
Year ended 9/30/2006                     (.23)         (.68)          (.91)       37.77         14.24
Year ended 9/30/2005                     (.09)           --           (.09)       33.93         25.11
------------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
CLASS 529-C:
Year ended 9/30/2009                    $  --        $   --         $   --       $28.94          5.54%
Year ended 9/30/2008                     (.42)        (4.17)         (4.59)       27.43        (33.36)
Year ended 9/30/2007                     (.36)        (3.61)         (3.97)       45.92         34.23
Year ended 9/30/2006                     (.25)         (.68)          (.93)       37.77         14.27
Year ended 9/30/2005                     (.09)           --           (.09)       33.94         25.13
------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2009                       --            --             --        29.70          6.07
Year ended 9/30/2008                     (.62)        (4.17)         (4.79)       28.00        (33.01)
Year ended 9/30/2007                     (.57)        (3.61)         (4.18)       46.76         34.93
Year ended 9/30/2006                     (.35)         (.68)         (1.03)       38.40         14.86
Year ended 9/30/2005                     (.24)           --           (.24)       34.42         25.81
------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 9/30/2009                       --            --             --        30.20          6.60
Year ended 9/30/2008                     (.83)        (4.17)         (5.00)       28.33        (32.66)
Year ended 9/30/2007                     (.78)        (3.61)         (4.39)       47.24         35.56
Year ended 9/30/2006                     (.43)         (.68)         (1.11)       38.77         15.44
Year ended 9/30/2005                     (.30)           --           (.30)       34.64         26.22
------------------------------------------------------------------------------------------------------------

                                                  Ratio of     Ratio of
                                                  expenses     expenses
                                         Net     to average   to average        Ratio
                                       assets,   net assets   net assets       of net
                                       end of      before        after         income
                                       period       reim-        reim-        (loss) to
                                         (in     bursements/  bursements/      average
                                      millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                   $12,814      1.25%        1.24%           .82%
Year ended 9/30/2008                    13,453      1.07         1.01            .80
Year ended 9/30/2007                    20,913      1.04          .98            .86
Year ended 9/30/2006                    15,167      1.08         1.01            .68
Year ended 9/30/2005                    12,544      1.09         1.04            .76
------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2009                       428      2.02         2.00            .06
Year ended 9/30/2008                       495      1.83         1.77            .03
Year ended 9/30/2007                       815      1.81         1.74            .10
Year ended 9/30/2006                       581      1.85         1.78           (.09)
Year ended 9/30/2005                       457      1.86         1.81           (.01)
------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2009                   $   738      1.94%        1.92%           .13%
Year ended 9/30/2008                       754      1.86         1.79            .02
Year ended 9/30/2007                     1,107      1.85         1.79            .04
Year ended 9/30/2006                       696      1.89         1.83           (.12)
Year ended 9/30/2005                       457      1.90         1.85           (.05)
------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 9/30/2009                       543      1.14         1.13            .94
Year ended 9/30/2008                       627      1.07         1.01            .82
Year ended 9/30/2007                       815      1.05          .98            .84
Year ended 9/30/2006                       446      1.08         1.01            .70
Year ended 9/30/2005                       253      1.12         1.07            .72
------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 9/30/2009                       158       .87          .87            .91
Period from 8/1/2008 to 9/30/2008/5/         8       .14          .13            .26
------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2009                       421      1.22         1.21            .84
Year ended 9/30/2008                       371      1.11         1.05            .78
Year ended 9/30/2007                       479      1.10         1.04            .79
Year ended 9/30/2006                       284      1.11         1.05            .66
Year ended 9/30/2005                       178      1.14         1.08            .71
------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2009                        51      2.05         2.03            .02
Year ended 9/30/2008                        49      1.93         1.87           (.05)
Year ended 9/30/2007                        71      1.92         1.86           (.02)
Year ended 9/30/2006                        48      1.97         1.90           (.20)
Year ended 9/30/2005                        34      2.02         1.96           (.17)
------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
CLASS 529-C:
Year ended 9/30/2009                   $   155      2.04%        2.03%           .02%
Year ended 9/30/2008                       140      1.93         1.86           (.04)
Year ended 9/30/2007                       188      1.92         1.86           (.02)
Year ended 9/30/2006                       115      1.96         1.90           (.19)
Year ended 9/30/2005                        77      2.00         1.95           (.16)
------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2009                        25      1.52         1.51            .54
Year ended 9/30/2008                        22      1.42         1.35            .47
Year ended 9/30/2007                        30      1.41         1.35            .49
Year ended 9/30/2006                        18      1.44         1.37            .34
Year ended 9/30/2005                        12      1.47         1.42            .37
------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 9/30/2009                        35      1.02         1.01           1.04
Year ended 9/30/2008                        30       .92          .85            .98
Year ended 9/30/2007                        35       .91          .85            .98
Year ended 9/30/2006                        19       .94          .87            .83
Year ended 9/30/2005                        12      1.11         1.06            .74
------------------------------------------------------------------------------------------

                                       40

SMALLCAP World Fund / Prospectus


                                            YEAR ENDED SEPTEMBER 30
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        56%          50%          48%          45%           45%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services.
4  Amount less than $.01.

5  Based on operations for the period shown and, accordingly, may not be representative of a full year.

                                       41

                                               SMALLCAP World Fund / Prospectus


NOTES

                                       42
SMALLCAP World Fund / Prospectus


NOTES

                                       43

                                              SMALLCAP World Fund / Prospectus


NOTES

                                       44

SMALLCAP World Fund / Prospectus


[Logo - American Funds /(R)/]             The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180

FOR RETIREMENT PLAN SERVICES      Call your employer or plan
                                  administrator

FOR 529 PLANS                     American Funds Service Company
                                  800 /421-0180, ext. 529

                                  American FundsLine
FOR 24-HOUR INFORMATION           800/325-3590
                                  americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The CollegeAmerica/(R)/ 529 program description contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                                 Investment Company File No. 811-05888
                                                                                              MFGEPR-935-1209P Litho in USA CGD/B/8018
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust


[Logo - American Funds /(R)/]         The right choice for the long term/(R)/

SMALLCAP
World Fund/(R)/

CLASS         TICKER        R-3.........  RSLCX
A...........  SMCWX         R-4.........  RSLEX
R-1.........  RSLAX         R-5.........  RSLFX
R-2.........  RSLBX         R-6.........  RLLGX

RETIREMENT PLAN
 PROSPECTUS

 December 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
16   Purchase, exchange and sale of shares
20   Sales charges
22   Sales charge reductions
24   Rollovers from retirement plans to IRAs
25   Plans of distribution
26   Other compensation to dealers
27   Distributions and taxes
28   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page intentionally left blank for this filing]


Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 56 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.65%  0.65%  0.65%  0.65%  0.65%  0.65%    0.65%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   0.98   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.36   0.31   0.75   0.38   0.24   0.17     0.12/*/
-------------------------------------------------------------------------------
 Total annual fund          1.25   1.94   2.15   1.53   1.14   0.82     0.77
 operating expenses
-------------------------------------------------------------------------------

                                       1

                               SMALLCAP World Fund / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 A                              $695    $949    $1,222     $1,999
-------------------------------------------------------------------
 R-1                             197     609     1,047      2,264
-------------------------------------------------------------------
 R-2                             218     673     1,154      2,483
-------------------------------------------------------------------
 R-3                             156     483       834      1,824
-------------------------------------------------------------------
 R-4                             116     362       628      1,386
-------------------------------------------------------------------
 R-5                              84     262       455      1,014
-------------------------------------------------------------------
 R-6                              79     246       428        954
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 56%
of the average value of its portfolio.

                                       2

SMALLCAP World Fund / Retirement plan prospectus


Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving

                                       3

                               SMALLCAP World Fund / Retirement plan prospectus

the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with broad measures of market performance.
This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

SMALLCAP World Fund / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  61.64%
2000 -15.56
2001 -17.35
2002 -22.25
2003  50.40
2004  17.76
2005  16.53
2006  22.96
2007  17.15
2008 -49.40
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    34.63%  (quarter ended December 31, 1999)
LOWEST                    -27.37%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
46.39%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        4/30/90      -52.31%  -1.17%    2.21%      7.00%

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
-------------------------------------------------------------------

 R-1                      6/19/02      -49.76%  -0.80%     2.55%
-------------------------------------------------------------------
 R-2                      5/31/02      -49.86   -0.81      1.80
-------------------------------------------------------------------
 R-3                      6/20/02      -49.58   -0.38      3.10
-------------------------------------------------------------------
 R-4                      7/24/02      -49.37   -0.01      5.88
-------------------------------------------------------------------
 R-5                      5/15/02      -49.22    0.30      2.41
-------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World Small Cap     -43.42%   1.17%    4.48%         N/A
 Index
 S&P Global <$3 Billion Index         -44.63    1.66     5.15         6.54%
 Lipper Global Small-Cap Funds        -47.24   -0.77     4.69         7.65
 Average
 Consumer Price Index                   0.09    2.67     2.52         2.65

1  The MSCI All Country World Small Cap Index and the S&P Global <$3 Billion
   Index reflect the market sectors in which the fund primarily invests. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
   Global <$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Small Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global <$3 Billion Index. The Lipper Global Small-Cap
   Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
   Price Index provides a comparison of the fund's results to inflation. See page
   10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                               SMALLCAP World Fund / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 GORDON CRAWFORD              19 years         Senior Vice President -
 Vice Chairman of the                          Capital Research Global
 Board                                         Investors
-------------------------------------------------------------------------------
 BRADY L. ENRIGHT              5 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 J. BLAIR FRANK               11 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JONATHAN KNOWLES             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 NORIKO H. CHEN                4 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 BRADFORD F. FREER             2 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 LAWRENCE KYMISIS              2 years         Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 KRISTIAN STROMSOE             2 years         Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 MARK E. DENNING              18 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON        14 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 TERRANCE MCGUIRE              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------

                                       6

SMALLCAP World Fund / Retirement plan prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                               SMALLCAP World Fund / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.
However, the fund's holdings of small capitalization stocks may fall below the
80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in

                                       8

SMALLCAP World Fund / Retirement plan prospectus


connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                               SMALLCAP World Fund / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        4/30/90      -49.40%   0.01%    2.81%      7.34%

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
-------------------------------------------------------------------

 R-1                      6/19/02      -49.76%  -0.80%     2.55%
-------------------------------------------------------------------
 R-2                      5/31/02      -49.86   -0.81      1.80
-------------------------------------------------------------------
 R-3                      6/20/02      -49.58   -0.38      3.10
-------------------------------------------------------------------
 R-4                      7/24/02      -49.37   -0.01      5.88
-------------------------------------------------------------------
 R-5                      5/15/02      -49.22    0.30      2.41
-------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World Small Cap     -43.42%   1.17%    4.48%         N/A
 Index
 S&P Global <$3 Billion Index         -44.63    1.66     5.15         6.54%
 Lipper Global Small-Cap Funds        -47.24   -0.77     4.69         7.65
 Average
 Consumer Price Index                   0.09    2.67     2.52         2.65

1  The MSCI All Country World Small Cap Index and the S&P Global <$3 Billion
   Index reflect the market sectors in which the fund primarily invests. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
   Global <$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Small Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global <$3 Billion Index. The Lipper Global Small-Cap
   Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
   Price Index provides a comparison of the fund's results to inflation.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available. S&P Global <$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global <$2 Billion
(May 2004 to April 2006), S&P Developed <$1.5 Billion (January 2000 to April
2004), and S&P Developed <$1.2 Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested

                                       10

SMALLCAP World Fund / Retirement plan prospectus


dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least
65% of their investments to companies with market capitalizations of less than
$1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index (CPI)
is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor,
Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                               SMALLCAP World Fund / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended
September 30, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                       12

SMALLCAP World Fund / Retirement plan prospectus


In addition, shareholders approved other proposals at the meeting, including the election of board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. The fund plans to implement these proposals in
2010; however, the investment adviser may delay implementation of one or more of these proposals to a time that is more advantageous for the fund and its shareholders.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S.
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                               SMALLCAP World Fund / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                     ROLE IN
                         INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR     EXPERIENCE                IN THIS FUND      OF THE FUND
--------------------------------------------------------------------------------------------

 GORDON CRAWFORD         Investment                  19 years        Serves primarily as a
                         professional for 38                         global equity
                         years, all with                             securities portfolio
                         Capital Research and                        counselor
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 BRADY L. ENRIGHT        Investment                  5 years         Serves primarily as a
                         professional for 18     (plus 8 years of    U.S. equity securities
                         years in total;         prior experience    portfolio counselor
                         13 years with Capital        as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 J. BLAIR FRANK          Investment                  11 years        Serves primarily as a
                         professional for 16     (plus 4 years of    U.S. equity securities
                         years in total;         prior experience    portfolio counselor
                         15 years with Capital        as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 JONATHAN KNOWLES        Investment                  10 years        Serves primarily as a
                         professional for 18     (plus 5 years of    non-U.S. equity
                         years, all with         prior experience    securities portfolio
                         Capital Research and         as an          counselor
                         Management Company or  investment analyst
                         affiliate                 for the fund)

--------------------------------------------------------------------------------------------
 NORIKO H. CHEN          Investment                   4 years        Serves primarily as a
                         professional for 19     (plus 5 years of    non-U.S. equity
                         years in total;         prior experience    securities portfolio
                         11 years with Capital        as an          counselor
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 BRADFORD F. FREER       Investment                   2 years        Serves primarily as a
                         professional for 17                         global equity
                         years in total;                             securities portfolio
                         16 years with Capital                       counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 LAWRENCE KYMISIS        Investment                   2 years        Serves primarily as a
                         professional for 15                         global equity
                         years in total;                             securities portfolio
                         7 years with Capital                        counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 KRISTIAN STROMSOE       Investment                   2 years        Serves primarily as a
                         professional for 13                         global equity
                         years in total;                             securities portfolio
                         10 years with Capital                       counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 MARK E. DENNING         Investment                  18 years        Serves primarily as a
                         professional for 27     (plus 1 year of     non-U.S. equity
                         years, all with         prior experience    securities portfolio
                         Capital Research and         as an          counselor
                         Management Company or  investment analyst
                         affiliate                for the fund)
--------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON   Investment                  14 years        Serves primarily as a
                         professional for 37     (plus 5 years of    global equity
                         years in total;         prior experience    securities portfolio
                         34 years with Capital        as an          counselor
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 TERRANCE MCGUIRE        Investment                   4 years        Serves primarily as a
                         professional for 11     (plus 7 years of    U.S. equity securities
                         years, all with         prior experience    portfolio counselor
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
--------------------------------------------------------------------------------------------

                                       14

SMALLCAP World Fund / Retirement plan prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       15

                               SMALLCAP World Fund / Retirement plan prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/,and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       16

SMALLCAP World Fund / Retirement plan prospectus


exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       17

                               SMALLCAP World Fund / Retirement plan prospectus

the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

                                       18

SMALLCAP World Fund / Retirement plan prospectus


MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
                                                           ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

                                       19

                               SMALLCAP World Fund / Retirement plan prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                              SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       20

SMALLCAP World Fund / Retirement plan prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       21

                               SMALLCAP World Fund / Retirement plan prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       22

SMALLCAP World Fund / Retirement plan prospectus


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       23

                               SMALLCAP World Fund / Retirement plan prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       24

SMALLCAP World Fund / Retirement plan prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       25

                               SMALLCAP World Fund / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       26

SMALLCAP World Fund / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       27

                               SMALLCAP World Fund / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                   Net gains
                                                                  (losses) on
                                         Net                      securities
                                        asset         Net            (both
                                       value,     investment       realized       Total from
                                      beginning     income            and         investment
                                      of period     (loss)        unrealized)     operations
------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                   $28.46       $ .19          $  1.61         $  1.80
Year ended 9/30/2008                    47.43         .31           (14.35)         (14.04)
Year ended 9/30/2007                    38.87         .37            12.50           12.87
Year ended 9/30/2006                    34.77         .25             4.94            5.19
Year ended 9/30/2005                    27.82         .24             7.02            7.26
------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2009                    27.51         .02             1.52            1.54
Year ended 9/30/2008                    46.04         .02           (13.91)         (13.89)
Year ended 9/30/2007                    37.89         .01            12.17           12.18
Year ended 9/30/2006                    34.07        (.04)            4.83            4.79
Year ended 9/30/2005                    27.34        (.01)            6.90            6.89
------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2009                    27.55        (.02)            1.50            1.48
Year ended 9/30/2008                    46.13        (.01)          (13.95)         (13.96)
Year ended 9/30/2007                    37.93         .03            12.18           12.21
Year ended 9/30/2006                    34.09        (.03)            4.83            4.80
Year ended 9/30/2005                    27.36        (.01)            6.90            6.89
------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2009                   $27.94       $ .12          $  1.58         $  1.70
Year ended 9/30/2008                    46.68         .18           (14.12)         (13.94)
Year ended 9/30/2007                    38.34         .20            12.31           12.51
Year ended 9/30/2006                    34.39         .11             4.87            4.98
Year ended 9/30/2005                    27.58         .11             6.96            7.07
------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2009                    28.29         .20             1.63            1.83
Year ended 9/30/2008                    47.20         .32           (14.29)         (13.97)
Year ended 9/30/2007                    38.73         .35            12.45           12.80
Year ended 9/30/2006                    34.68         .25             4.91            5.16
Year ended 9/30/2005                    27.79         .23             7.01            7.24
------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2009                    28.64         .28             1.68            1.96
Year ended 9/30/2008                    47.70         .44           (14.45)         (14.01)
Year ended 9/30/2007                    39.10         .48            12.56           13.04
Year ended 9/30/2006                    34.93         .36             4.97            5.33
Year ended 9/30/2005                    27.97         .33             7.05            7.38
------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 9/30/2009/4/    22.33         .13             7.85            7.98
------------------------------------------------------------------------------------------------

                                            DIVIDENDS AND DISTRIBUTIONS

                                      Dividends   Distributions      Total      Net asset
                                      (from net       (from        dividends     value,
                                      investment     capital          and        end of       Total
                                       income)       gains)      distributions   period    return/2,3/
--------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                    $  --        $   --         $   --       $30.26        6.32%
Year ended 9/30/2008                     (.76)        (4.17)         (4.93)       28.46      (32.77)
Year ended 9/30/2007                     (.70)        (3.61)         (4.31)       47.43       35.41
Year ended 9/30/2006                     (.41)         (.68)         (1.09)       38.87       15.27
Year ended 9/30/2005                     (.31)           --           (.31)       34.77       26.28
--------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2009                       --            --             --        29.05        5.60
Year ended 9/30/2008                     (.47)        (4.17)         (4.64)       27.51      (33.29)
Year ended 9/30/2007                     (.42)        (3.61)         (4.03)       46.04       34.32
Year ended 9/30/2006                     (.29)         (.68)          (.97)       37.89       14.31
Year ended 9/30/2005                     (.16)           --           (.16)       34.07       25.27
--------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2009                       --            --             --        29.03        5.37
Year ended 9/30/2008                     (.45)        (4.17)         (4.62)       27.55      (33.36)
Year ended 9/30/2007                     (.40)        (3.61)         (4.01)       46.13       34.36
Year ended 9/30/2006                     (.28)         (.68)          (.96)       37.93       14.35
Year ended 9/30/2005                     (.16)           --           (.16)       34.09       25.28
--------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2009                    $  --        $   --         $   --       $29.64        6.05%
Year ended 9/30/2008                     (.63)        (4.17)         (4.80)       27.94      (32.99)
Year ended 9/30/2007                     (.56)        (3.61)         (4.17)       46.68       34.88
Year ended 9/30/2006                     (.35)         (.68)         (1.03)       38.34       14.82
Year ended 9/30/2005                     (.26)           --           (.26)       34.39       25.75
--------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2009                       --            --             --        30.12        6.47
Year ended 9/30/2008                     (.77)        (4.17)         (4.94)       28.29      (32.78)
Year ended 9/30/2007                     (.72)        (3.61)         (4.33)       47.20       35.41
Year ended 9/30/2006                     (.43)         (.68)         (1.11)       38.73       15.20
Year ended 9/30/2005                     (.35)           --           (.35)       34.68       26.25
--------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2009                       --            --             --        30.60        6.84
Year ended 9/30/2008                     (.88)        (4.17)         (5.05)       28.64      (32.57)
Year ended 9/30/2007                     (.83)        (3.61)         (4.44)       47.70       35.77
Year ended 9/30/2006                     (.48)         (.68)         (1.16)       39.10       15.60
Year ended 9/30/2005                     (.42)           --           (.42)       34.93       26.62
--------------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 9/30/2009/4/       --            --             --        30.31       35.74
--------------------------------------------------------------------------------------------------------

                                                  Ratio of     Ratio of
                                                  expenses     expenses
                                         Net     to average   to average        Ratio
                                       assets,   net assets   net assets       of net
                                       end of      before        after         income
                                       period       reim-        reim-        (loss) to
                                         (in     bursements/  bursements/      average
                                      millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                   $12,814      1.25%        1.24%           .82%
Year ended 9/30/2008                    13,453      1.07         1.01            .80
Year ended 9/30/2007                    20,913      1.04          .98            .86
Year ended 9/30/2006                    15,167      1.08         1.01            .68
Year ended 9/30/2005                    12,544      1.09         1.04            .76
------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2009                        36      1.94         1.93            .11
Year ended 9/30/2008                        28      1.84         1.77            .05
Year ended 9/30/2007                        38      1.88         1.80            .03
Year ended 9/30/2006                        21      1.92         1.82           (.11)
Year ended 9/30/2005                        12      1.97         1.85           (.05)
------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2009                       603      2.15         2.14           (.09)
Year ended 9/30/2008                       494      1.94         1.86           (.04)
Year ended 9/30/2007                       673      1.93         1.77            .06
Year ended 9/30/2006                       414      2.06         1.80           (.09)
Year ended 9/30/2005                       258      2.17         1.82           (.03)
------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2009                   $   534      1.53%        1.51%           .53%
Year ended 9/30/2008                       435      1.42         1.35            .48
Year ended 9/30/2007                       555      1.42         1.35            .47
Year ended 9/30/2006                       319      1.49         1.42            .30
Year ended 9/30/2005                       188      1.51         1.44            .36
------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2009                       378      1.14         1.13            .88
Year ended 9/30/2008                       236      1.07         1.01            .84
Year ended 9/30/2007                       259      1.06         1.00            .82
Year ended 9/30/2006                       126      1.11         1.04            .67
Year ended 9/30/2005                        67      1.12         1.06            .74
------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2009                       260       .82          .80           1.26
Year ended 9/30/2008                       440       .77          .70           1.17
Year ended 9/30/2007                       403       .77          .71           1.11
Year ended 9/30/2006                       216       .80          .74            .97
Year ended 9/30/2005                       142       .81          .76           1.04
------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 9/30/2009/4/       317       .33          .33            .51
------------------------------------------------------------------------------------------

                                       28

SMALLCAP World Fund / Retirement plan prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       56%         50%         48%         45%          45%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges.

3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
   Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4  Based on operations for the period shown and, accordingly, may not be representative of a full year.

                                       29

                               SMALLCAP World Fund / Retirement plan prospectus


[Logo - American Funds /(R)/]                The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES           American Funds Service Company
                                   800/421-0180

FOR RETIREMENT PLAN SERVICES       Call your employer or plan
                                   administrator

                                   americanfunds.com
FOR 24-HOUR INFORMATION            For Class R share information, visit
                                   AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                                  Investment Company File No. 811-05888
                                                                                               RPGEPR-935-1209P Litho in USA CGD/B/8042
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management        Capital International        Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
SUPPLEMENT FOR THE FUND.

/s/ CHAD L. NORTON
    CHAD L. NORTON
    SECRETARY


[Logo - American Funds /(R)/]         The right choice for the long term/(R)/

SMALLCAP
World Fund/(R)/

CLASS         TICKER        R-3.........  RSLCX
A...........  SMCWX         R-4.........  RSLEX
R-1.........  RSLAX         R-5.........  RSLFX
R-2.........  RSLBX         R-6.........  RLLGX

RETIREMENT PLAN
 PROSPECTUS

 December 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
16   Purchase, exchange and sale of shares
20   Sales charges
22   Sales charge reductions
24   Rollovers from retirement plans to IRAs
25   Plans of distribution
26   Other compensation to dealers
27   Distributions and taxes
28   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page intentionally left blank for this filing]


Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 56 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.65%  0.65%  0.65%  0.65%  0.65%  0.65%    0.65%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   0.98   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.36   0.31   0.75   0.38   0.24   0.17     0.12/*/
-------------------------------------------------------------------------------
 Total annual fund          1.25   1.94   2.15   1.53   1.14   0.82     0.77
 operating expenses
-------------------------------------------------------------------------------

                                       1

                               SMALLCAP World Fund / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 A                              $695    $949    $1,222     $1,999
-------------------------------------------------------------------
 R-1                             197     609     1,047      2,264
-------------------------------------------------------------------
 R-2                             218     673     1,154      2,483
-------------------------------------------------------------------
 R-3                             156     483       834      1,824
-------------------------------------------------------------------
 R-4                             116     362       628      1,386
-------------------------------------------------------------------
 R-5                              84     262       455      1,014
-------------------------------------------------------------------
 R-6                              79     246       428        954
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 56%
of the average value of its portfolio.

                                       2

SMALLCAP World Fund / Retirement plan prospectus


Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving

                                       3

                               SMALLCAP World Fund / Retirement plan prospectus

the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with broad measures of market performance.
This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

SMALLCAP World Fund / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  61.64%
2000 -15.56
2001 -17.35
2002 -22.25
2003  50.40
2004  17.76
2005  16.53
2006  22.96
2007  17.15
2008 -49.40
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    34.63%  (quarter ended December 31, 1999)
LOWEST                    -27.37%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
46.39%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        4/30/90      -52.31%  -1.17%    2.21%      7.00%

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
-------------------------------------------------------------------

 R-1                      6/19/02      -49.76%  -0.80%     2.55%
-------------------------------------------------------------------
 R-2                      5/31/02      -49.86   -0.81      1.80
-------------------------------------------------------------------
 R-3                      6/20/02      -49.58   -0.38      3.10
-------------------------------------------------------------------
 R-4                      7/24/02      -49.37   -0.01      5.88
-------------------------------------------------------------------
 R-5                      5/15/02      -49.22    0.30      2.41
-------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World Small Cap     -43.42%   1.17%    4.48%         N/A
 Index
 S&P Global <$3 Billion Index         -44.63    1.66     5.15         6.54%
 Lipper Global Small-Cap Funds        -47.24   -0.77     4.69         7.65
 Average
 Consumer Price Index                   0.09    2.67     2.52         2.65

1  The MSCI All Country World Small Cap Index and the S&P Global <$3 Billion
   Index reflect the market sectors in which the fund primarily invests. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
   Global <$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Small Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global <$3 Billion Index. The Lipper Global Small-Cap
   Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
   Price Index provides a comparison of the fund's results to inflation. See page
   10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                               SMALLCAP World Fund / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 GORDON CRAWFORD              19 years         Senior Vice President -
 Vice Chairman of the                          Capital Research Global
 Board                                         Investors
-------------------------------------------------------------------------------
 BRADY L. ENRIGHT              5 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 J. BLAIR FRANK               11 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JONATHAN KNOWLES             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 NORIKO H. CHEN                4 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 BRADFORD F. FREER             2 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 LAWRENCE KYMISIS              2 years         Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 KRISTIAN STROMSOE             2 years         Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 MARK E. DENNING              18 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON        14 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 TERRANCE MCGUIRE              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------

                                       6

SMALLCAP World Fund / Retirement plan prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                               SMALLCAP World Fund / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.
However, the fund's holdings of small capitalization stocks may fall below the
80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in

                                       8

SMALLCAP World Fund / Retirement plan prospectus


connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                               SMALLCAP World Fund / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        4/30/90      -49.40%   0.01%    2.81%      7.34%

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
-------------------------------------------------------------------

 R-1                      6/19/02      -49.76%  -0.80%     2.55%
-------------------------------------------------------------------
 R-2                      5/31/02      -49.86   -0.81      1.80
-------------------------------------------------------------------
 R-3                      6/20/02      -49.58   -0.38      3.10
-------------------------------------------------------------------
 R-4                      7/24/02      -49.37   -0.01      5.88
-------------------------------------------------------------------
 R-5                      5/15/02      -49.22    0.30      2.41
-------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI All Country World Small Cap     -43.42%   1.17%    4.48%         N/A
 Index
 S&P Global <$3 Billion Index         -44.63    1.66     5.15         6.54%
 Lipper Global Small-Cap Funds        -47.24   -0.77     4.69         7.65
 Average
 Consumer Price Index                   0.09    2.67     2.52         2.65

1  The MSCI All Country World Small Cap Index and the S&P Global <$3 Billion
   Index reflect the market sectors in which the fund primarily invests. The fund has selected the MSCI All Country World Small Cap Index to replace the S&P
   Global <$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Small Cap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P Global <$3 Billion Index. The Lipper Global Small-Cap
   Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
   Price Index provides a comparison of the fund's results to inflation.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available. S&P Global <$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global <$2 Billion
(May 2004 to April 2006), S&P Developed <$1.5 Billion (January 2000 to April
2004), and S&P Developed <$1.2 Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested

                                       10

SMALLCAP World Fund / Retirement plan prospectus


dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least
65% of their investments to companies with market capitalizations of less than
$1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index (CPI)
is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor,
Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                               SMALLCAP World Fund / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended
September 30, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                       12

SMALLCAP World Fund / Retirement plan prospectus


In addition, shareholders approved other proposals at the meeting, including the election of board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. The fund plans to implement these proposals in
2010; however, the investment adviser may delay implementation of one or more of these proposals to a time that is more advantageous for the fund and its shareholders.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S.
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                               SMALLCAP World Fund / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                     ROLE IN
                         INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR     EXPERIENCE                IN THIS FUND      OF THE FUND
--------------------------------------------------------------------------------------------

 GORDON CRAWFORD         Investment                  19 years        Serves primarily as a
                         professional for 38                         global equity
                         years, all with                             securities portfolio
                         Capital Research and                        counselor
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 BRADY L. ENRIGHT        Investment                  5 years         Serves primarily as a
                         professional for 18     (plus 8 years of    U.S. equity securities
                         years in total;         prior experience    portfolio counselor
                         13 years with Capital        as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 J. BLAIR FRANK          Investment                  11 years        Serves primarily as a
                         professional for 16     (plus 4 years of    U.S. equity securities
                         years in total;         prior experience    portfolio counselor
                         15 years with Capital        as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 JONATHAN KNOWLES        Investment                  10 years        Serves primarily as a
                         professional for 18     (plus 5 years of    non-U.S. equity
                         years, all with         prior experience    securities portfolio
                         Capital Research and         as an          counselor
                         Management Company or  investment analyst
                         affiliate                 for the fund)

--------------------------------------------------------------------------------------------
 NORIKO H. CHEN          Investment                   4 years        Serves primarily as a
                         professional for 19     (plus 5 years of    non-U.S. equity
                         years in total;         prior experience    securities portfolio
                         11 years with Capital        as an          counselor
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 BRADFORD F. FREER       Investment                   2 years        Serves primarily as a
                         professional for 17                         global equity
                         years in total;                             securities portfolio
                         16 years with Capital                       counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 LAWRENCE KYMISIS        Investment                   2 years        Serves primarily as a
                         professional for 15                         global equity
                         years in total;                             securities portfolio
                         7 years with Capital                        counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 KRISTIAN STROMSOE       Investment                   2 years        Serves primarily as a
                         professional for 13                         global equity
                         years in total;                             securities portfolio
                         10 years with Capital                       counselor
                         Research and
                         Management Company or
                         affiliate
--------------------------------------------------------------------------------------------
 MARK E. DENNING         Investment                  18 years        Serves primarily as a
                         professional for 27     (plus 1 year of     non-U.S. equity
                         years, all with         prior experience    securities portfolio
                         Capital Research and         as an          counselor
                         Management Company or  investment analyst
                         affiliate                for the fund)
--------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON   Investment                  14 years        Serves primarily as a
                         professional for 37     (plus 5 years of    global equity
                         years in total;         prior experience    securities portfolio
                         34 years with Capital        as an          counselor
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate

--------------------------------------------------------------------------------------------
 TERRANCE MCGUIRE        Investment                   4 years        Serves primarily as a
                         professional for 11     (plus 7 years of    U.S. equity securities
                         years, all with         prior experience    portfolio counselor
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
--------------------------------------------------------------------------------------------

                                       14

SMALLCAP World Fund / Retirement plan prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       15

                               SMALLCAP World Fund / Retirement plan prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/,and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       16

SMALLCAP World Fund / Retirement plan prospectus


exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       17

                               SMALLCAP World Fund / Retirement plan prospectus

the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

                                       18

SMALLCAP World Fund / Retirement plan prospectus


MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
                                                           ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

                                       19

                               SMALLCAP World Fund / Retirement plan prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                              SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       20

SMALLCAP World Fund / Retirement plan prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       21

                               SMALLCAP World Fund / Retirement plan prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       22

SMALLCAP World Fund / Retirement plan prospectus


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       23

                               SMALLCAP World Fund / Retirement plan prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       24

SMALLCAP World Fund / Retirement plan prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       25

                               SMALLCAP World Fund / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       26

SMALLCAP World Fund / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       27

                               SMALLCAP World Fund / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                   Net gains
                                                                  (losses) on
                                         Net                      securities
                                        asset         Net            (both
                                       value,     investment       realized       Total from
                                      beginning     income            and         investment
                                      of period     (loss)        unrealized)     operations
------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                   $28.46       $ .19          $  1.61         $  1.80
Year ended 9/30/2008                    47.43         .31           (14.35)         (14.04)
Year ended 9/30/2007                    38.87         .37            12.50           12.87
Year ended 9/30/2006                    34.77         .25             4.94            5.19
Year ended 9/30/2005                    27.82         .24             7.02            7.26
------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2009                    27.51         .02             1.52            1.54
Year ended 9/30/2008                    46.04         .02           (13.91)         (13.89)
Year ended 9/30/2007                    37.89         .01            12.17           12.18
Year ended 9/30/2006                    34.07        (.04)            4.83            4.79
Year ended 9/30/2005                    27.34        (.01)            6.90            6.89
------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2009                    27.55        (.02)            1.50            1.48
Year ended 9/30/2008                    46.13        (.01)          (13.95)         (13.96)
Year ended 9/30/2007                    37.93         .03            12.18           12.21
Year ended 9/30/2006                    34.09        (.03)            4.83            4.80
Year ended 9/30/2005                    27.36        (.01)            6.90            6.89
------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2009                   $27.94       $ .12          $  1.58         $  1.70
Year ended 9/30/2008                    46.68         .18           (14.12)         (13.94)
Year ended 9/30/2007                    38.34         .20            12.31           12.51
Year ended 9/30/2006                    34.39         .11             4.87            4.98
Year ended 9/30/2005                    27.58         .11             6.96            7.07
------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2009                    28.29         .20             1.63            1.83
Year ended 9/30/2008                    47.20         .32           (14.29)         (13.97)
Year ended 9/30/2007                    38.73         .35            12.45           12.80
Year ended 9/30/2006                    34.68         .25             4.91            5.16
Year ended 9/30/2005                    27.79         .23             7.01            7.24
------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2009                    28.64         .28             1.68            1.96
Year ended 9/30/2008                    47.70         .44           (14.45)         (14.01)
Year ended 9/30/2007                    39.10         .48            12.56           13.04
Year ended 9/30/2006                    34.93         .36             4.97            5.33
Year ended 9/30/2005                    27.97         .33             7.05            7.38
------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 9/30/2009/4/    22.33         .13             7.85            7.98
------------------------------------------------------------------------------------------------

                                            DIVIDENDS AND DISTRIBUTIONS

                                      Dividends   Distributions      Total      Net asset
                                      (from net       (from        dividends     value,
                                      investment     capital          and        end of       Total
                                       income)       gains)      distributions   period    return/2,3/
--------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                    $  --        $   --         $   --       $30.26        6.32%
Year ended 9/30/2008                     (.76)        (4.17)         (4.93)       28.46      (32.77)
Year ended 9/30/2007                     (.70)        (3.61)         (4.31)       47.43       35.41
Year ended 9/30/2006                     (.41)         (.68)         (1.09)       38.87       15.27
Year ended 9/30/2005                     (.31)           --           (.31)       34.77       26.28
--------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2009                       --            --             --        29.05        5.60
Year ended 9/30/2008                     (.47)        (4.17)         (4.64)       27.51      (33.29)
Year ended 9/30/2007                     (.42)        (3.61)         (4.03)       46.04       34.32
Year ended 9/30/2006                     (.29)         (.68)          (.97)       37.89       14.31
Year ended 9/30/2005                     (.16)           --           (.16)       34.07       25.27
--------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2009                       --            --             --        29.03        5.37
Year ended 9/30/2008                     (.45)        (4.17)         (4.62)       27.55      (33.36)
Year ended 9/30/2007                     (.40)        (3.61)         (4.01)       46.13       34.36
Year ended 9/30/2006                     (.28)         (.68)          (.96)       37.93       14.35
Year ended 9/30/2005                     (.16)           --           (.16)       34.09       25.28
--------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2009                    $  --        $   --         $   --       $29.64        6.05%
Year ended 9/30/2008                     (.63)        (4.17)         (4.80)       27.94      (32.99)
Year ended 9/30/2007                     (.56)        (3.61)         (4.17)       46.68       34.88
Year ended 9/30/2006                     (.35)         (.68)         (1.03)       38.34       14.82
Year ended 9/30/2005                     (.26)           --           (.26)       34.39       25.75
--------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2009                       --            --             --        30.12        6.47
Year ended 9/30/2008                     (.77)        (4.17)         (4.94)       28.29      (32.78)
Year ended 9/30/2007                     (.72)        (3.61)         (4.33)       47.20       35.41
Year ended 9/30/2006                     (.43)         (.68)         (1.11)       38.73       15.20
Year ended 9/30/2005                     (.35)           --           (.35)       34.68       26.25
--------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2009                       --            --             --        30.60        6.84
Year ended 9/30/2008                     (.88)        (4.17)         (5.05)       28.64      (32.57)
Year ended 9/30/2007                     (.83)        (3.61)         (4.44)       47.70       35.77
Year ended 9/30/2006                     (.48)         (.68)         (1.16)       39.10       15.60
Year ended 9/30/2005                     (.42)           --           (.42)       34.93       26.62
--------------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 9/30/2009/4/       --            --             --        30.31       35.74
--------------------------------------------------------------------------------------------------------

                                                  Ratio of     Ratio of
                                                  expenses     expenses
                                         Net     to average   to average        Ratio
                                       assets,   net assets   net assets       of net
                                       end of      before        after         income
                                       period       reim-        reim-        (loss) to
                                         (in     bursements/  bursements/      average
                                      millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2009                   $12,814      1.25%        1.24%           .82%
Year ended 9/30/2008                    13,453      1.07         1.01            .80
Year ended 9/30/2007                    20,913      1.04          .98            .86
Year ended 9/30/2006                    15,167      1.08         1.01            .68
Year ended 9/30/2005                    12,544      1.09         1.04            .76
------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2009                        36      1.94         1.93            .11
Year ended 9/30/2008                        28      1.84         1.77            .05
Year ended 9/30/2007                        38      1.88         1.80            .03
Year ended 9/30/2006                        21      1.92         1.82           (.11)
Year ended 9/30/2005                        12      1.97         1.85           (.05)
------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2009                       603      2.15         2.14           (.09)
Year ended 9/30/2008                       494      1.94         1.86           (.04)
Year ended 9/30/2007                       673      1.93         1.77            .06
Year ended 9/30/2006                       414      2.06         1.80           (.09)
Year ended 9/30/2005                       258      2.17         1.82           (.03)
------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2009                   $   534      1.53%        1.51%           .53%
Year ended 9/30/2008                       435      1.42         1.35            .48
Year ended 9/30/2007                       555      1.42         1.35            .47
Year ended 9/30/2006                       319      1.49         1.42            .30
Year ended 9/30/2005                       188      1.51         1.44            .36
------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2009                       378      1.14         1.13            .88
Year ended 9/30/2008                       236      1.07         1.01            .84
Year ended 9/30/2007                       259      1.06         1.00            .82
Year ended 9/30/2006                       126      1.11         1.04            .67
Year ended 9/30/2005                        67      1.12         1.06            .74
------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2009                       260       .82          .80           1.26
Year ended 9/30/2008                       440       .77          .70           1.17
Year ended 9/30/2007                       403       .77          .71           1.11
Year ended 9/30/2006                       216       .80          .74            .97
Year ended 9/30/2005                       142       .81          .76           1.04
------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 9/30/2009/4/       317       .33          .33            .51
------------------------------------------------------------------------------------------

                                         28

SMALLCAP World Fund / Retirement plan prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       56%         50%         48%         45%          45%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges.

3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
   Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4  Based on operations for the period shown and, accordingly, may not be representative of a full year.

                                       29

                               SMALLCAP World Fund / Retirement plan prospectus


[Logo - American Funds /(R)/]                The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES           American Funds Service Company
                                   800/421-0180

FOR RETIREMENT PLAN SERVICES       Call your employer or plan
                                   administrator

                                   americanfunds.com
FOR 24-HOUR INFORMATION            For Class R share information, visit
                                   AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                                  Investment Company File No. 811-05888
                                                                                               RPGEPR-935-1209P Litho in USA CGD/B/8042
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management        Capital International        Capital Guardian        Capital Bank and Trust


                           SMALLCAP WORLD FUND, INC.

                                     Part B
                      Statement of Additional Information

                              December 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of SMALLCAP World Fund (the
"fund" or "SCWF") dated December 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      SMCWX        Class 529-A          CSPAX    Class R-1          RSLAX
Class B      SCWBX        Class 529-B          CSPBX    Class R-2          RSLBX
Class C      SCWCX        Class 529-C          CSPCX    Class R-3          RSLCX
Class F-1    SCWFX        Class 529-E          CSPEX    Class R-4          RSLEX
Class F-2    SMCFX        Class 529-F-1        CSPFX    Class R-5          RSLFX
                                                        Class R-6          RLLGX

Item                                                                  Page no.
----                                                                  --------

Investment portfolio
Financial statements

                         SMALLCAP World Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

..    Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization"
     companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

INVESTING OUTSIDE THE U.S.

..    The fund may invest a significant portion of its assets in companies located outside the United States, including companies located in developing countries. (See "Investing in various countries" below for more information.)

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's Investors Service ("Moody's") and BBB+ or below by Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                         SMALLCAP World Fund -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's investments in certain companies outside the United States may have larger market capitalizations relative to other companies within those countries.

Capital Research and Management Company (the "investment adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates that exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN PRIVATE COMPANIES -- The fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies.
For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to

                         SMALLCAP World Fund -- Page 3

be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

                         SMALLCAP World Fund -- Page 4

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING OUTSIDE THE U.S. -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
changing local, regional and global economic, political and social conditions;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the

                         SMALLCAP World Fund -- Page 5

repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including

                         SMALLCAP World Fund -- Page 6

accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

INVESTMENT COMPANIES -- The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

                         SMALLCAP World Fund -- Page 7

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which may be taxable when distributed to shareholders.

                         SMALLCAP World Fund -- Page 8

The fund's portfolio turnover rates for the fiscal years ended September 30,
2009 and 2008 were 56% and 50%, respectively. The portfolio turnover rate would equal 100% if each security in a fund's portfolio were replaced once per year.
See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                         SMALLCAP World Fund -- Page 9

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The fund may not:

1.   Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.    Invest in companies for the purpose of exercising control or management;

3.    Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4.    Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5.    Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6.    Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7.    Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9.   Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;
nor

10.  Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

                         SMALLCAP World Fund -- Page 10

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act;

3.   The fund may not invest more than 15% of the value of its net assets in illiquid securities.

4.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                         SMALLCAP World Fund -- Page 11

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                   NUMBER OF
 POSITION WITH FUND                                            PORTFOLIOS/3/
 (YEAR FIRST ELECTED              PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                 DURING PAST FIVE YEARS       BY DIRECTOR             BY DIRECTOR
--------------------------------------------------------------------------------------------------------------

 Joseph C. Berenato, 63         Chairman and CEO, Ducommun           6         None
 Director (2000)                Incorporated (aerospace
                                components manufacturer)
--------------------------------------------------------------------------------------------------------------
 Ambassador Richard G.          Corporate director and              14         Carnival Corporation
 Capen, Jr., 75                 author; former U.S.
 Director (1993)                Ambassador to Spain; former
                                Vice Chairman,
                                Knight-Ridder, Inc.
                                (communications company);
                                former Chairman and
                                Publisher, The Miami Herald
--------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan, 62            Founder and President, MAD           5         None
 Director (2008)                Ink (communications
                                company); former
                                Editor-in-Chief, The Los
                                Angeles Herald Examiner
--------------------------------------------------------------------------------------------------------------
 John G. Freund, 56             Founder and Managing                 2         Hansen Medical, Inc.;
 Director (2000)                Director, Skyline Ventures                     Mako Surgical Corporation;
                                (venture capital investor in                   MAP Pharmaceuticals, Inc.;
                                health care companies)                         XenoPort, Inc.
--------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63            Private investor; former            17         JPMorgan Value Opportunities
 Director (2006)                President, Dumbarton Group                     Fund, Inc.;
                                LLC (securities industry                       The Swiss Helvetia Fund, Inc.
                                consulting); former
                                Executive Vice President -
                                Policy and Oversight, NASD
--------------------------------------------------------------------------------------------------------------
 Leonade D. Jones, 62           Co-founder, VentureThink LLC         7         None
 Director (1995)                (developed and managed
                                e-commerce businesses) and
                                Versura Inc. (education loan
                                exchange); former Treasurer,
                                The Washington Post Company
--------------------------------------------------------------------------------------------------------------
 William H. Kling,/5,6/ 67      President and CEO, American          7         None
 Chairman of the Board          Public Media Group
 (Independent and
 Non-Executive) (1990)
--------------------------------------------------------------------------------------------------------------
 Christopher E. Stone, 53       Daniel and Florence                  4         None
 Director (2007)                Guggenheim Professor of the
                                Practice of Criminal
                                Justice, John F. Kennedy
                                School of Government,
                                Harvard University;
                                President and Director, Vera
                                Institute of Justice
--------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf, Ph.D.,      Private investor; corporate          7         None
 75                             director; former Lecturer,
 Director (1990)                Department of Molecular
                                Biology, Princeton
                                University
--------------------------------------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 12

"INTERESTED" DIRECTORS/7,8/

                                      PRINCIPAL OCCUPATION(S)
                                       DURING PAST FIVE YEARS
 NAME, AGE AND                             AND POSITIONS             NUMBER OF
 POSITION WITH FUND                HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED                OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)                  OF THE FUND             BY DIRECTOR            BY DIRECTOR
---------------------------------------------------------------------------------------------------------------

 Gordon Crawford, 62                Senior Vice President -              2         None
 Vice Chairman of the Board         Capital Research Global
 (1992)                             Investors, Capital Research
                                    and Management Company;
                                    Director, The Capital Group
                                    Companies, Inc.*
---------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt, 48               Senior Vice President -              1         None
 President (1992)                   Capital Research Global
                                    Investors, Capital Research
                                    Company*; Director, Capital
                                    Research and Management
                                    Company; Director, American
                                    Funds Distributors, Inc.*;
                                    Director, Capital Management
                                    Services, Inc.*
---------------------------------------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 13

OTHER OFFICERS/8/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Paul F. Roye, 55        Senior Vice President - Fund Business Management
 Executive Vice          Group, Capital Research and Management Company;
 President (2007)        Director, American Funds Service Company*; former
                         Director, Division of Investment Management, United
                         States Securities and Exchange Commission
-------------------------------------------------------------------------------
 Brady L. Enright, 42    Senior Vice President - Capital World Investors,
 Senior Vice             Capital Research and Management Company
 President (2004)
-------------------------------------------------------------------------------
 J. Blair Frank, 43      Senior Vice President - Capital Research Global
 Senior Vice             Investors, Capital Research and Management Company
 President (1999)
-------------------------------------------------------------------------------
 Jonathan Knowles,       Senior Vice President - Capital World Investors,
 Ph.D., 48               Capital Research Company*
 Senior Vice
 President (2000)
-------------------------------------------------------------------------------
 Walter R. Burkley,      Vice President and Senior Counsel - Fund Business
 43                      Management Group, Capital Research and Management
 Vice President          Company
 (2007)
-------------------------------------------------------------------------------
 Grant L. Cambridge,     Senior Vice President - Capital World Investors,
 47                      Capital Research Company*; Director, Capital Research
 Vice President          Company*; Director, Capital Group Research, Inc.*
 (2001)
-------------------------------------------------------------------------------
 Noriko H. Chen, 42      Senior Vice President - Capital World Investors,
 Vice President          Capital Research Company*; Director, Capital Research
 (2006)                  Company*
-------------------------------------------------------------------------------
 Bradford F. Freer,      Senior Vice President - Capital World Investors,
 40                      Capital Research Company*
 Vice President
 (2008)
-------------------------------------------------------------------------------
 Winnie Kwan, 37         Vice President - Capital Research Global Investors,
 Vice President          Capital Research Company*
 (2006)
-------------------------------------------------------------------------------
 Lawrence Kymisis, 39    Vice President - Capital Research Global Investors,
 Vice President          Capital Research Company*; Director, Capital Research
 (2008)                  Company*
-------------------------------------------------------------------------------
 Kristian Stromsoe,      Vice President - Capital Research Global Investors,
 37                      Capital Research Company*
 Vice President
 (2008)
-------------------------------------------------------------------------------
 Chad L. Norton, 49      Vice President - Fund Business Management Group,
 Secretary (1990)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Neal F. Wellons, 38     Vice President - Fund Business Management Group,
 Treasurer (2008)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka,     Vice President - Fund Business Management Group,
 45                      Capital Research and Management Company
 Assistant Secretary
 (2005)
-------------------------------------------------------------------------------
 Karl C. Grauman, 41     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2009)
-------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 14

* Company affiliated with Capital Research and Management Company.

1  The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2  Directors and officers of the fund serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5  During the past two years, Gordon Crawford (Senior Vice President, Capital
   Research Global Investors, Capital Research and Management Company and
   Director, The Capital Group Companies, Inc.) has been a trustee of Southern
   California Public Radio, where Mr. Kling serves as a trustee and as Second Vice
   Chair. Mr. Crawford does not participate in decisions directly related to Mr.
   Kling's status or compensation.

6  Mr. Kling is a former director of Irwin Financial Corporation, which filed a petition for liquidation under Chapter 7 of the federal Bankruptcy Code on
   September 21, 2009. This action followed the issuance of consent orders by relevant federal and state banking authorities and the appointment of the
   Federal Deposit Insurance Corporation as receiver for Irwin Financial
   Corporation's two banking subsidiaries.
7  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
8  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                         SMALLCAP World Fund -- Page 15

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        DIRECTORS         ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Joseph C. Berenato        $10,001 -      Over $100,000    Over $100,000     Over $100,000
                            $50,000
--------------------------------------------------------------------------------------------
 Richard G. Capen,         $10,001 -      Over $100,000         N/A          Over $100,000
 Jr.                        $50,000
--------------------------------------------------------------------------------------------
 Mary Anne Dolan           $10,001 -      Over $100,000         N/A               N/A
                            $50,000
--------------------------------------------------------------------------------------------
 John G. Freund              None             None         Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 R. Clark Hooper           $10,001 -      Over $100,000         N/A            $50,001 -
                            $50,000                                            $100,000
--------------------------------------------------------------------------------------------
 Leonade D. Jones          $50,001 -      Over $100,000    Over $100,000     Over $100,000
                           $100,000
--------------------------------------------------------------------------------------------
 William H. Kling        Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Christopher E. Stone      $10,001 -        $10,001 -           N/A               N/A
                            $50,000          $50,000
--------------------------------------------------------------------------------------------
 Patricia K. Woolf       Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 16

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Gordon Crawford           Over $100,000                Over $100,000
-----------------------------------------------------------------------------
 Gregory W. Wendt          Over $100,000                Over $100,000
-----------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
   Companies, Inc. retirement plan and 401(k) plan.
2  Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $16,500 to $35,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                         SMALLCAP World Fund -- Page 17

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2009

                                                              TOTAL COMPENSATION (INCLUDING
                                                                   VOLUNTARILY DEFERRED
                                                                     COMPENSATION/1/)
                                    AGGREGATE COMPENSATION      FROM ALL FUNDS MANAGED BY
                                    (INCLUDING VOLUNTARILY         CAPITAL RESEARCH AND
                                   DEFERRED COMPENSATION/1/)            MANAGEMENT
 NAME                                    FROM THE FUND         COMPANY OR ITS AFFILIATES/2/
--------------------------------------------------------------------------------------------

 Joseph C. Berenato/3/                      $53,417                   $327,583
---------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                       52,791                    247,056
---------------------------------------------------------------------------------------------
 Mary Anne Dolan                             48,250                    317,833
---------------------------------------------------------------------------------------------
 John G. Freund/3/                           52,250                    104,500
---------------------------------------------------------------------------------------------
 R. Clark Hooper                             53,291                    396,947
---------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                         50,607                    366,667
---------------------------------------------------------------------------------------------
 William H. Kling                            72,199                    366,500
---------------------------------------------------------------------------------------------
 Christopher E. Stone                        61,750                    169,396
---------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                        49,429                    334,236
---------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended September 30, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Joseph C. Berenato
   ($233,978), John G. Freund ($458,111), Leonade D. Jones ($304,039) and Patricia
   K. Woolf ($281,293). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of November 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

                         SMALLCAP World Fund -- Page 18

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Joseph C. Berenato; Richard G. Capen, Jr.; Leonade D. Jones; and
Christopher E. Stone, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers.
The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2009 fiscal year.

The fund has a contracts and governance committee comprised of Joseph C.
Berenato; Richard G. Capen, Jr.; Mary Anne Dolan; John G. Freund; R. Clark
Hooper; Leonade D. Jones; William H. Kling; Christopher E. Stone; and Patricia
K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement,
Principal Underwriting Agreement, Administrative Services Agreement and Plans of
Distribution adopted pursuant to rule 12b-1

                         SMALLCAP World Fund -- Page 19

under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts and governance committee meeting was held during the 2009 fiscal year.

The fund has a nominating committee comprised of Mary Anne Dolan, R. Clark
Hooper and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are

                         SMALLCAP World Fund -- Page 20

not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

                         SMALLCAP World Fund -- Page 21

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

             NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------

 Edward D. Jones & Co.                       Record      Class A        12.72%
 Omnibus Account                                         Class B         6.82
 Maryland Heights, MO
--------------------------------------------------------------------------------
 First Clearing, LLC                         Record      Class A         9.21
 Custody Account                                         Class B         8.58
 St. Louis, MO                                           Class C        12.05
                                                         Class F-1      21.44
--------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record      Class C         9.54
 Omnibus Account                                         Class F-1       7.48
 New York, NY
--------------------------------------------------------------------------------
 Merrill Lynch                               Record      Class C         7.53
 Omnibus Account                                         Class F-2      25.64
 Jacksonville, FL
--------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                  Record      Class F-1       5.78
 Custody Account
 San Francisco, CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2       5.49
 Personal Investment Management Account      Beneficial
 Irvine, CA
--------------------------------------------------------------------------------
 Lincoln Life Insurance Company              Record      Class R-4      21.55
 Omnibus Account
 Fort Wayne, IN
--------------------------------------------------------------------------------
 The Capital Group Companies                 Record      Class R-5      32.90
 Retirement Plans                            Beneficial
 Los Angeles, CA
--------------------------------------------------------------------------------
 Edward D. Jones & Co.                       Record      Class R-5      14.54
 Retirement Plan                             Beneficial
 Norwood, MA
--------------------------------------------------------------------------------
 UBS Financial Services, Inc.                Record      Class R-5       7.82
 Chicago, IL
--------------------------------------------------------------------------------
 American Funds 2030 Target Date             Record      Class R-6      17.90
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------
 American Funds 2020 Target Date             Record      Class R-6      16.38
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------
 American Funds 2025 Target Date             Record      Class R-6      16.25
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------
 American Funds 2035 Target Date             Record      Class R-6      11.79
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------
 American Funds 2040 Target Date             Record      Class R-6       9.69
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------
 American Funds 2015 Target Date             Record      Class R-6       8.07
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------
 NFS, LLC FEBO                               Record      Class R-6       5.65
 401K Plans                                  Beneficial
 Covington, KY
--------------------------------------------------------------------------------
 American Funds 2050 Target Date             Record      Class R-6       5.14
 Retirement Fund
 Irvine, CA
--------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 22

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

                         SMALLCAP World Fund -- Page 23

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Lipper Small Cap Growth
Funds Index, Lipper International Small Cap Funds Index, MSCI All Country World
Small Cap Index, MSCI USA Small Cap Index, MSCI Europe Small Cap Index and MSCI
All Country World ex USA Small Cap Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                         SMALLCAP World Fund -- Page 24

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF SEPTEMBER 30, 2009:

                                           NUMBER             NUMBER
                                          OF OTHER           OF OTHER           NUMBER
                                         REGISTERED           POOLED           OF OTHER
                                         INVESTMENT         INVESTMENT         ACCOUNTS
                                      COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                          FOR WHICH          FOR WHICH         PORTFOLIO
                                          PORTFOLIO          PORTFOLIO         COUNSELOR
                        DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                          OF FUND       IS A MANAGER       IS A MANAGER       (ASSETS OF
      PORTFOLIO            SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
      COUNSELOR           OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
---------------------------------------------------------------------------------------------

 Gordon Crawford            Over         3      $251.8         None               None
                         $1,000,000
----------------------------------------------------------------------------------------------
 Brady L. Enright        $100,001 -      2      $ 84.8         None               None
                          $500,000
----------------------------------------------------------------------------------------------
 J. Blair Frank          $50,001 -       2      $244.7         None               None
                          $100,000
----------------------------------------------------------------------------------------------
 Jonathan Knowles        $100,001 -      2      $137.0         None               None
                          $500,000
----------------------------------------------------------------------------------------------
 Noriko H. Chen          $10,001 -          None               None               None
                         $50,000/5/
----------------------------------------------------------------------------------------------
 Lawrence Kymisis         None/5/           None               None               None
----------------------------------------------------------------------------------------------
 Kristian Stromsoe       $100,001 -         None               None               None
                          $500,000
----------------------------------------------------------------------------------------------
 Mark E. Denning          None/5/        5      $291.8      1       $0.12         None
----------------------------------------------------------------------------------------------
 Claudia P.                 Over         3      $121.5         None               None
 Huntington              $1,000,000
----------------------------------------------------------------------------------------------
 Terrence McGuire        $100,001 -         None               None               None
                          $500,000
----------------------------------------------------------------------------------------------
 Bradford F. Freer       $50,001 -          None               None               None
                          $100,000
----------------------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
   No fund has an advisory fee that is based on the performance of the fund.

3  Represents funds advised or sub-advised by Capital Research and Management
   Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
   Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5  Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

                         SMALLCAP World Fund -- Page 25

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser received a monthly fee that is accrued daily, calculated at the annual rates of:

                                 Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 26

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended September 30, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $85,870,000,
$147,546,000 and $143,349,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $83,808,000 (a reduction of $2,062,000), $132,791,000 (a reduction of $14,755,000) and $129,014,000 (a reduction of $14,335,000) for the fiscal years ended September 30, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
November 30, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to

                         SMALLCAP World Fund -- Page 27

compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and 0.05%, respectively, of the average daily net assets of such class.
The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $1,117,000
--------------------------------------------------------------------------------
               CLASS F-1                                  796,000
--------------------------------------------------------------------------------
               CLASS F-2                                   55,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 566,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  83,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 235,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  34,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 47,000
--------------------------------------------------------------------------------
               CLASS R-1                                   56,000
--------------------------------------------------------------------------------
               CLASS R-2                                2,867,000
--------------------------------------------------------------------------------
               CLASS R-3                                1,132,000
--------------------------------------------------------------------------------
               CLASS R-4                                  365,000
--------------------------------------------------------------------------------
               CLASS R-5                                  312,000
--------------------------------------------------------------------------------
               CLASS R-6                                   53,000
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

                         SMALLCAP World Fund -- Page 28

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2009            $3,105,000          $13,836,000
                                                  2008             7,146,000           31,428,000
                                                  2007             8,873,000           38,772,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2009                77,000              532,000
                                                  2008               360,000            2,417,000
                                                  2007               483,000            3,121,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2009               129,000              793,000
                                                  2008               519,000            2,060,000
                                                  2007                41,000            2,565,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2009               259,000            1,196,000
                                                  2008               493,000            2,222,000
                                                  2007               531,000            2,393,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2009                12,000               73,000
                                                  2008                32,000              236,000
                                                  2007                38,000              237,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2009                10,000              172,000
                                                  2008                17,000              333,000
                                                  2007                     0              364,000
-----------------------------------------------------------------------------------------------------

                         SMALLCAP World Fund -- Page 29

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

                         SMALLCAP World Fund -- Page 30

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1  Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

                         SMALLCAP World Fund -- Page 31

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $23,209,000                 $2,256,000
------------------------------------------------------------------------------
        CLASS B                   3,471,000                    351,000
------------------------------------------------------------------------------
        CLASS C                   5,509,000                    608,000
------------------------------------------------------------------------------
       CLASS F-1                  1,080,000                    139,000
------------------------------------------------------------------------------
      CLASS 529-A                   598,000                     60,000
------------------------------------------------------------------------------
      CLASS 529-B                   386,000                     45,000
------------------------------------------------------------------------------
      CLASS 529-C                 1,118,000                    139,000
------------------------------------------------------------------------------
      CLASS 529-E                    90,000                     10,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        0                          0
------------------------------------------------------------------------------
       CLASS R-1                    240,000                     32,000
------------------------------------------------------------------------------
       CLASS R-2                  3,162,000                    381,000
------------------------------------------------------------------------------
       CLASS R-3                  1,854,000                    221,000
------------------------------------------------------------------------------
       CLASS R-4                    565,000                     79,000
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

                         SMALLCAP World Fund -- Page 32

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.

                         SMALLCAP World Fund -- Page 33

     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
           Wells Fargo Investments, LLC

                         SMALLCAP World Fund -- Page 34

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                         SMALLCAP World Fund -- Page 35

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                         SMALLCAP World Fund -- Page 36

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
September 30, 2009, 2008 and 2007 amounted to $21,214,000, $32,515,000 and
$31,848,000, respectively. The volume of trading activity decreased in 2009 resulting in a decrease in broker commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund had no investments in securities of its regular broker-dealers.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included FTN Equity Capital Markets Corp. As of the fund's most recent fiscal year-end, the fund held equity securities of First Horizon
National Corp. in the amount of $13,440,000.

                         SMALLCAP World Fund -- Page 37

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated

                         SMALLCAP World Fund -- Page 38

third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                         SMALLCAP World Fund -- Page 39

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

                         SMALLCAP World Fund -- Page 40

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of

                         SMALLCAP World Fund -- Page 41

shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                         SMALLCAP World Fund -- Page 42

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in

                         SMALLCAP World Fund -- Page 43

writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss.

                         SMALLCAP World Fund -- Page 44

     The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.
     Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund to corporate shareholders may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to distribute its net capital gain each year. The fund's net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the

                         SMALLCAP World Fund -- Page 45

     adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of net capital gain that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. For non-corporate shareholders, a capital gain distribution by the fund is subject to a maximum tax rate of
     15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the

                         SMALLCAP World Fund -- Page 46

extent such previous sales charges do not exceed the reduction in sales charges)
for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                         SMALLCAP World Fund -- Page 47

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                         SMALLCAP World Fund -- Page 48

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the
Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

                         SMALLCAP World Fund -- Page 49

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for

                         SMALLCAP World Fund -- Page 50

example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                         SMALLCAP World Fund -- Page 51

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                         SMALLCAP World Fund -- Page 52

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the

                         SMALLCAP World Fund -- Page 53

          spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                         SMALLCAP World Fund -- Page 54

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                         SMALLCAP World Fund -- Page 55

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

                         SMALLCAP World Fund -- Page 56

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                         SMALLCAP World Fund -- Page 57

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") as of the day prior to your American Funds investment or
     (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

                         SMALLCAP World Fund -- Page 58

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

                         SMALLCAP World Fund -- Page 59

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                         SMALLCAP World Fund -- Page 60

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                         SMALLCAP World Fund -- Page 61

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                         SMALLCAP World Fund -- Page 62

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

                         SMALLCAP World Fund -- Page 63

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                         SMALLCAP World Fund -- Page 64

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA
02111, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $27,612,000 for Class A shares and $991,000 for Class
B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- K & L Gates LLP, Four Embarcadero Center, Suite
1200, San Francisco, CA 94111, serves as independent legal counsel ("counsel")
for the fund and for independent directors in their capacities as such. Counsel does not provide legal services to the fund's investment adviser, but provides an insignificant amount of legal services unrelated to the operations of the fund to an investment adviser affiliate. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the

                         SMALLCAP World Fund -- Page 65

fund's current prospectus at no cost by calling 800/421-0180 or by sending an
e-mail request to prospectus@americanfunds.com. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer
Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the
Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                         SMALLCAP World Fund -- Page 66

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $30.26
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $32.11

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                         SMALLCAP World Fund -- Page 67

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                         SMALLCAP World Fund -- Page 68

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                         SMALLCAP World Fund -- Page 69

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
___________
*Qualified for sale only in certain
jurisdictions.

                         SMALLCAP World Fund -- Page 70

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                         SMALLCAP World Fund -- Page 71

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                         SMALLCAP World Fund -- Page 72

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                         SMALLCAP World Fund -- Page 73

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         SMALLCAP World Fund -- Page 74

...

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

September 30, 2009

Common stocks — 91.14%	Shares	Value (000)

INDUSTRIALS — 16.61%
Container Corp. of India Ltd.	6,121,060	$153,501
MSC Industrial Direct Co., Inc., Class A	3,123,700	136,131
Downer EDI Ltd.	15,911,345	114,989
Jain Irrigation Systems Ltd.1	4,674,949	77,403
Monster Worldwide, Inc.2	3,700,000	64,676
URS Corp.2	1,479,200	64,567
Watsco, Inc.	1,191,000	64,207
Ellaktor SA	7,296,000	63,656
Resources Connection, Inc.1,2	3,477,500	59,326
Michael Page International PLC	10,672,466	57,097
MTU Aero Engines Holding AG	1,101,100	52,161
IDEX Corp.	1,710,000	47,795
Flughafen Wien AG, non-registered shares	898,000	46,668
Astaldi SpA1	5,344,954	46,595
Intertek Group PLC	2,242,758	45,506
MITIE Group PLC	11,059,000	44,612
Landstar System, Inc.	1,155,000	43,959
Manpower Inc.	707,000	40,094
Beacon Roofing Supply, Inc.1,2	2,504,225	40,018
Northgate PLC1	10,581,804	39,980
SIA Engineering Co. Ltd.	21,580,000	39,401
Kaba Holding AG	155,528	38,139
Uponor Oyj	2,246,600	37,394
Mine Safety Appliances Co.	1,321,600	36,357
United Stationers Inc.2	743,700	35,408
Travis Perkins PLC	2,616,500	34,849
Murray & Roberts Holdings Ltd.	4,360,577	34,530
TaeWoong Co., Ltd.	530,500	34,178
Wilson Sons Ltd. (BDR)	2,484,000	34,140
Ennis, Inc.1	2,065,810	33,322
Brady Corp., Class A, nonvoting shares	1,125,000	32,310
TrueBlue, Inc.2	2,173,600	30,583
Grontmij NV, depository receipts1	1,107,000	29,980
De La Rue PLC	2,070,243	29,725
Sintex Industries Ltd.	5,423,726	29,000
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	1,026,146	28,927
Wavin NV	13,125,000	28,532
Serco Group PLC	3,490,000	28,180
Delachaux SA	362,462	27,591
Pfeiffer Vacuum Technology AG, non-registered shares	334,000	27,430
Obrascón Huarte Lain, SA	973,000	27,127
Herman Miller, Inc.	1,570,000	26,549
Exponent, Inc.1,2	936,400	26,378
Samsung Engineering Co., Ltd.	295,000	26,111
AirAsia Bhd.2	64,000,000	25,903
Frigoglass SAIC1	2,067,833	25,185
Harsco Corp.	706,100	25,003
Singapore Post Private Ltd.	34,995,000	22,997
Zumtobel AG2	1,245,000	22,727
Indutrade AB	1,155,000	22,525
Pentair, Inc.	750,000	22,140
Société BIC SA	308,000	21,913
Aboitiz Equity Ventures, Inc.	134,250,000	20,328
Graco Inc.	725,000	20,206
LS Industrial Systems Co., Ltd.	254,660	20,156
Kaydon Corp.	600,000	19,452
Goodpack Ltd.1	26,360,000	18,914
Houston Wire & Cable Co.1	1,678,900	18,552
Loomis AB, Class B	1,870,000	18,402
Go-Ahead Group PLC	800,000	18,138
BELIMO Holding AG	18,300	18,109
Shenzhen Expressway Co. Ltd., Class H	36,504,000	17,900
Dalian Port (PDA) Co. Ltd., Class H	42,504,000	17,496
Robert Half International Inc.	695,000	17,389
Ritchie Bros. Auctioneers Inc.	705,000	17,301
CoStar Group, Inc.2	400,000	16,488
Continental Airlines, Inc., Class B2	1,000,000	16,440
Santos Brasil Participações SA, units	2,065,000	16,347
KBR, Inc.	700,000	16,303
S1 Corp.	350,000	15,430
Trakya Cam Sanayii AS2	12,184,028	14,950
Knight Transportation, Inc.	848,000	14,229
Heidelberger Druckmaschinen AG2	1,270,000	13,181
PRONEXUS INC.	1,627,000	12,880
Actuant Corp., Class A	800,000	12,848
Corporate Executive Board Co.	498,032	12,401
Altra Holdings, Inc.2	1,081,948	12,107
Permasteelisa SpA2	615,000	11,920
ITE Group PLC	6,085,000	11,894
Steelcase Inc., Class A	1,900,000	11,799
Geberit AG	74,000	11,374
Korea Plant Service & Engineering Co., Ltd.	400,000	11,030
DCC PLC	422,500	10,913
Hays PLC	6,355,000	10,567
TransDigm Group Inc.2	203,000	10,111
John Bean Technologies Corp.	530,000	9,630
Curtiss-Wright Corp.	268,600	9,167
Alaska Air Group, Inc.2	340,000	9,109
Seco Tools AB, Class B	650,000	9,058
Österreichische Post AG	320,233	8,860
Grafton Group PLC, units2	1,520,000	8,633
Cpl Resources PLC1	2,975,986	8,539
Cintas Corp.	274,000	8,305
Ansaldo STS SpA	390,000	7,987
Viad Corp	398,149	7,927
ALL – América Latina Logística SA, units	895,000	6,918
Teleperformance SA	200,000	6,715
LECG Corp.1,2	1,863,800	6,542
Temp Holdings Co., Ltd.	703,600	6,386
Korea Electric Terminal Co., Ltd.	309,710	5,825
Navigant Consulting, Inc.2	418,500	5,650
Hopewell Highway Infrastructure Ltd.	9,112,500	5,597
BrisConnections Unit Trusts1,3	27,300,000	5,540
Lonrho PLC1,2	42,015,000	5,394
Prysmian SpA	260,000	4,879
Charter International PLC	430,000	4,716
Imagelinx PLC1,2	21,385,714	1,111
Aker Philadelphia Shipyard ASA2,3,4	346,000	594
American Shipping Co. ASA2	544,600	566

		2,906,678

CONSUMER DISCRETIONARY — 14.34%
Jumbo SA1	9,689,912	127,666
Modern Times Group MTG AB, Class B	2,313,000	100,184
Billabong International Ltd.	8,690,970	92,027
Central European Media Enterprises Ltd., Class A2	2,340,000	80,145
CTC Media, Inc.2	4,825,000	75,849
Virgin Media Inc.2	5,162,500	71,862
Fourlis1	4,074,000	64,053
Pantaloon Retail (India) Ltd.1	8,524,816	60,551
Pantaloon Retail (India) Ltd., Class B1	551,250	2,753
lululemon athletica inc.2	2,768,214	62,977
Lions Gate Entertainment Corp.1,2	9,000,000	55,440
Café de Coral Holdings Ltd.	24,976,000	54,725
Chipotle Mexican Grill, Inc., Class A2	312,806	30,358
Chipotle Mexican Grill, Inc., Class B2	288,000	23,967
Blue Nile, Inc.1,2	829,140	51,506
Ekornes ASA1	2,937,598	50,404
DeVry Inc.	900,000	49,788
Parkson Retail Group Ltd.	33,085,500	49,012
Navitas Ltd.	15,077,690	48,562
Live Nation, Inc.1,2	5,782,000	47,355
CarMax, Inc.2	2,257,000	47,171
GEOX SpA	5,425,880	46,982
WABCO Holdings Inc.	2,121,887	44,560
Harman International Industries, Inc.	1,281,550	43,419
Domino’s Pizza UK & IRL PLC1	8,286,034	38,686
Lojas Renner SA, ordinary nominative	2,150,000	37,786
Educomp Solutions Ltd.	383,000	37,661
Golden Eagle Retail Group Ltd.	22,318,000	37,439
Tiffany & Co.	947,000	36,488
Weight Watchers International, Inc.	1,320,000	36,221
Shimano Inc.	767,400	33,198
NVR, Inc.2	52,000	33,143
REXLot Holdings Ltd.2	366,000,000	32,588
Brunswick Corp.	2,658,000	31,843
AutoNation, Inc.2	1,375,000	24,860
Schibsted ASA2	1,466,720	24,785
Timberland Co., Class A2	1,767,000	24,597
Parkson Holdings Bhd.	16,345,000	24,147
New Oriental Education & Technology Group Inc. (ADR)2	295,000	23,733
Halfords Group PLC	4,200,000	23,652
Melco Crown Entertainment Ltd. (ADR)2	3,318,000	23,093
Tractor Supply Co.2	456,100	22,084
Boyd Gaming Corp.2	2,000,000	21,860
O’Reilly Automotive, Inc.2	600,000	21,684
Leggett & Platt, Inc.	1,100,000	21,340
Trinity Ltd.1,3,4	82,337,500	20,506
Urban Outfitters, Inc.2	675,000	20,365
Rightmove PLC	2,274,057	20,180
Interpublic Group of Companies, Inc.2	2,670,000	20,078
TOD’S SpA	278,000	19,005
Rational AG	125,800	17,622
Domino’s Pizza Enterprises Ltd.1	4,759,100	17,008
Expedia, Inc.2	707,300	16,940
ASOS PLC2	2,905,000	16,257
Nitori Co., Ltd.	190,000	16,206
Strayer Education, Inc.	70,000	15,238
Grand Canyon Education, Inc.2	800,000	14,264
Aristocrat Leisure Ltd.	3,000,000	13,898
TAKKT AG	1,071,778	13,509
American Axle & Manufacturing Holdings, Inc.	1,800,000	12,744
Choice Hotels International, Inc.	400,000	12,424
Integrated Distribution Services Group Ltd.	8,775,000	12,410
K12 Inc.2	750,018	12,360
Life Time Fitness, Inc.2	400,000	11,220
Pou Sheng International (Holdings) Ltd.2	69,320,000	10,913
Raffles Education Corp. Ltd.	30,000,000	10,870
Bloomsbury Publishing PLC1	5,405,000	10,695
Signet Jewelers Ltd.2	400,000	10,532
J D Wetherspoon PLC	1,375,000	10,513
DSG international PLC2	24,553,542	10,502
Autoliv AB	300,000	10,080
Saks Inc.2	1,457,500	9,940
Bijou Brigitte modische Accessoires AG	52,000	9,323
Restaurant Group PLC	2,950,000	9,103
Titan Industries Ltd.	341,736	8,959
D.R. Horton, Inc.	745,000	8,500
P.F. Chang’s China Bistro, Inc.2	250,000	8,492
HUGO BOSS AG	215,000	8,375
Praktiker Bau- und Heimwerkermärkte Holding AG	605,280	8,355
ElringKlinger AG	405,000	8,318
Banyan Tree Holdings Ltd.2	13,354,500	8,207
Ascent Media Corp., Class A2	304,764	7,802
Oceanus Group Ltd.2	30,044,000	7,791
Mekonomen AB	348,374	6,406
Headlam Group PLC	1,239,685	6,105
Toll Corp.2	300,000	5,862
Group 1 Automotive, Inc.	200,000	5,370
Bob Evans Farms, Inc.	175,000	5,085
Gaming VC Holdings SA	1,396,800	4,858
Rambler Media Ltd.2	500,980	1,653
Ten Alps PLC1,2	3,439,001	1,622
Spot Runner, Inc.2,3,4	2,980,544	766
Fontainebleau Resorts LLC, Class A, nonvoting units2,3,4	1,900,000	228
Mobile Travel Guide, Inc.2,3,4	96,033	24
CEC Unet PLC1,2,3	35,100,775	—
		2,509,687

INFORMATION TECHNOLOGY — 12.98%
Kingboard Chemical Holdings Ltd.1	55,295,200	210,135
Digital River, Inc.1,2	2,982,700	120,262
Palm, Inc.2	4,541,000	79,150
AVEVA Group PLC1	5,225,000	76,734
Rovi Corp.2	1,969,700	66,182
Hittite Microwave Corp.1,2	1,765,000	64,917
AAC Acoustic Technologies Holdings Inc.	57,582,000	62,936
National Instruments Corp.	2,207,653	60,997
SkillSoft PLC (ADR)1,2	6,289,000	60,374
Veeco Instruments Inc.1,2	2,566,396	59,848
Verifone Holdings, Inc.2	3,636,500	57,784
Fidelity National Information Services, Inc.	1,925,000	49,107
IAC/InterActiveCorp2	2,300,000	46,437
VTech Holdings Ltd.	5,279,000	45,470
Kingboard Laminates Holdings Ltd.	68,914,236	44,375
Novellus Systems, Inc.2	1,932,000	40,533
Intersil Corp., Class A	2,277,500	34,869
Red Hat, Inc.2	1,246,745	34,460
Wistron Corp. (GDR)3	970,275	18,144
Wistron Corp.	8,499,587	15,894
Autodesk, Inc.2	1,368,000	32,558
Semtech Corp.2	1,896,053	32,252
Hana Microelectronics PCL1	53,925,000	30,819
Logitech International SA2	1,650,000	30,327
Varian Semiconductor Equipment Associates, Inc.2	922,500	30,295
Microchip Technology Inc.	1,100,000	29,150
Internet Brands, Inc., Class A2	3,272,895	26,118
Internet Capital Group, Inc.1,2	3,096,000	25,883
Echelon Corp.2	2,000,000	25,740
Micron Technology, Inc.2	3,000,000	24,600
Net 1 UEPS Technologies, Inc.2	1,168,873	24,500
Trimble Navigation Ltd.2	1,000,000	23,910
OnMobile Global Ltd.2	2,230,000	23,735
KLA-Tencor Corp.	642,650	23,045
Avid Technology, Inc.2	1,633,400	23,015
Heartland Payment Systems, Inc.	1,578,350	22,902
Littelfuse, Inc.2	850,000	22,304
LoopNet, Inc.1,2	2,444,035	22,094
FormFactor, Inc.2	900,000	21,528
Kapsch TrafficCom AG	548,989	21,217
Global Payments Inc.	443,000	20,688
Global Unichip Corp.	4,283,768	20,361
Lender Processing Services, Inc.	528,000	20,154
Perfect World Co., Ltd., Class B (ADR)2	404,000	19,432
Ultimate Software Group, Inc.2	669,200	19,219
Halma PLC	5,365,000	18,614
Celestica Inc.2	1,900,000	18,012
Comverse Technology, Inc.2	2,050,000	17,938
OBIC Co., Ltd.	102,830	17,415
Renishaw PLC	1,968,738	17,407
Neopost SA	191,077	17,155
Infotech Enterprises Ltd.1	3,000,000	16,701
Advantest Corp.	600,000	16,657
Solera Holdings, Inc.	525,000	16,333
Akamai Technologies, Inc.2	827,000	16,275
ACI Worldwide, Inc.2	1,073,493	16,242
Finisar Corp.2	1,665,237	16,120
Acer Inc.	6,262,000	16,056
austriamicrosystems AG, non-registered shares1,2	715,000	14,979
SuccessFactors, Inc.2	958,310	13,483
SINA Corp.2	355,000	13,476
Blackboard Inc.2	300,000	11,334
Cadence Design Systems, Inc.2	1,500,000	11,010
Telecity Group PLC2	2,086,700	10,673
Orbotech Ltd.2	1,128,317	10,668
Genpact Ltd.2	760,000	9,348
Techwell, Inc.2	825,000	9,059
Intermec, Inc.2	625,000	8,813
DTS, Inc.2	311,900	8,540
DigiTech Systems Co., Ltd.2	348,000	7,952
Spectris PLC	680,000	7,681
Ono Sokki Co., Ltd.1	1,609,000	7,624
Hutchinson Technology Inc.2	922,104	6,547
Delta Electronics (Thailand) PCL	12,150,000	6,435
Playtech Ltd.	1,012,000	6,246
Redington (India) Ltd.	1,072,868	5,924
Wincor Nixdorf AG	80,000	5,154
SEEK Ltd.	999,737	4,861
Oakton Ltd.	1,520,000	4,359
HSW International, Inc.2,4	815,215	391
HSW International, Inc.2,3,4	294,693	101
KAB Distribution Inc.1,2,3	9,700,000	45
		2,270,082

FINANCIALS — 11.88%
Indiabulls Real Estate Ltd.2	15,550,000	88,569
City National Corp.	2,179,000	84,828
Dah Sing Financial Holdings Ltd.1,2	14,557,000	83,779
Daegu Bank, Ltd.	5,611,770	80,714
SVB Financial Group1,2	1,789,000	77,410
Industrial and Commercial Bank of China (Asia) Ltd.	33,982,009	76,914
Kotak Mahindra Bank Ltd.	4,691,262	76,631
BOK Financial Corp.	1,520,000	70,406
Redwood Trust, Inc.1	4,450,000	68,975
Hospitality Properties Trust	3,150,000	64,166
Cullen/Frost Bankers, Inc.	1,191,000	61,503
Glacier Bancorp, Inc.1	3,959,000	59,147
Ascendas Real Estate Investment Trust	31,486,550	43,172
First Niagara Financial Group, Inc.	3,300,000	40,689
Busan Bank	3,518,000	39,222
Genworth MI Canada Inc.2	1,674,000	37,713
IG Group Holdings PLC	7,013,545	37,365
Mercury General Corp.	1,000,724	36,206
Topdanmark A/S2	235,700	35,654
Central Pattana PCL	49,016,000	34,173
Northwest Bancorp, Inc.	1,350,000	30,834
Zions Bancorporation	1,650,000	29,651
Banco Cruzeiro do Sol SA, preferred nominative	5,543,100	29,326
Jammu and Kashmir Bank Ltd.	2,291,000	27,961
Champion Real Estate Investment Trust	66,052,599	27,531
Alexandria Real Estate Equities, Inc.	492,078	26,744
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	7,250,000	26,562
Robinsons Land Corp., Class B	118,348,300	26,133
MGIC Investment Corp.2	3,350,000	24,823
Gruppo MutuiOnline SpA1	3,160,000	24,471
Portfolio Recovery Associates, Inc.2	515,000	23,345
Banque Cantonale Vaudoise	56,000	23,086
Dolphin Capital Investors Ltd.1,2	36,765,400	21,897
eHealth, Inc.1,2	1,504,054	21,839
TISCO Financial Group PCL	31,317,000	21,459
Banco Macro SA, Class B (ADR)	841,915	20,332
JSE Ltd.	2,420,000	20,019
Banco ABC Brasil SA, preferred nominative	3,270,700	19,432
Ascendas India Trust	31,124,000	19,237
Azimut Holding SpA	1,496,663	18,919
Duff & Phelps Corp., Class A	958,000	18,355
Bolsa Mexicana de Valores, SAB de CV, Series A2	14,350,000	17,751
Rayonier Inc.	432,503	17,694
Eaton Vance Corp., nonvoting shares	600,000	16,794
PacWest Bancorp	857,000	16,326
Sterling Bancshares, Inc.	2,165,314	15,828
Home Federal Bancorp, Inc.1	1,384,249	15,808
Westamerica Bancorp.	300,000	15,600
Hung Poo Real Estate Development Corp.3	9,317,250	15,439
Brown & Brown, Inc.	775,000	14,849
East West Bancorp, Inc.	1,783,600	14,804
AEON Mall Co., Ltd.	705,000	14,691
CapitalSource Inc.	3,300,000	14,322
First Horizon National Corp.2	1,015,901	13,440
Paraná Banco SA, preferred nominative	2,318,400	12,790
Asya Katilim Bankasi AS, Class B2	6,090,009	12,729
Banco Daycoval SA, preferred nominative	2,539,300	12,357
Territorial Bancorp Inc.1,2	782,500	12,270
Land and Houses PCL, nonvoting depositary receipt	60,000,000	12,029
CapitaRetail China Trust	12,005,000	10,405
Starwood Property Trust, Inc.2	500,000	10,125
Oslo Børs VPS Holding ASA	1,002,335	9,555
Indiabulls Financial Services Ltd.	2,350,000	9,335
Kiatnakin Bank PCL	12,200,000	8,652
Bajaj Holdings & Investment Ltd.	785,000	8,418
Islamic Arab Insurance Co. (Salama)2	21,700,000	8,271
Discover Financial Services	500,000	8,115
CapitaMall Trust, units	6,100,000	8,017
RenaissanceRe Holdings Ltd.	141,000	7,721
Cathay Real Estate Development Co. Ltd.2	17,400,000	7,264
Westfield Financial, Inc.	800,000	6,776
Hellenic Exchanges SA	475,000	6,036
Hopewell Holdings Ltd.	1,755,000	5,514

		2,078,917

HEALTH CARE — 10.93%
Cochlear Ltd.	2,362,154	139,152
Inverness Medical Innovations, Inc.2	2,447,400	94,788
Thoratec Corp.1,2	3,076,500	93,126
American Medical Systems Holdings, Inc.1,2	3,935,400	66,587
Fisher & Paykel Healthcare Corp. Ltd.1	26,890,690	63,717
Myriad Genetics, Inc.2	2,288,000	62,691
Illumina, Inc.2	1,350,000	57,375
Integra LifeSciences Holdings Corp.1,2	1,604,890	54,807
Hikma Pharmaceuticals PLC	6,769,153	50,750
NuVasive, Inc.2	1,207,961	50,444
Hologic, Inc.2	3,086,000	50,425
Volcano Corp.1,2	2,991,900	50,324
Masimo Corp.2	1,892,800	49,591
Nakanishi Inc.1	557,100	49,070
Endo Pharmaceuticals Holdings Inc.2	2,118,900	47,951
Human Genome Sciences, Inc.2	2,435,000	45,827
Intuitive Surgical, Inc.2	155,000	40,649
ResMed Inc.2	690,000	31,188
ResMed Inc. (CDI)2	1,500,000	6,869
RHÖN-KLINIKUM AG, non-registered shares	1,415,000	36,022
SonoSite, Inc.1,2	1,354,100	35,829
Covance Inc.2	600,000	32,490
Beckman Coulter, Inc.	448,300	30,906
Pharmaceutical Product Development, Inc.	1,390,000	30,497
Ipca Laboratories Ltd.1	1,794,000	30,333
ArthroCare Corp.2	1,270,000	25,895
Tecan Group AG	415,586	25,678
Amylin Pharmaceuticals, Inc.2	1,813,000	24,820
Invacare Corp.	1,089,400	24,272
ZOLL Medical Corp.1,2	1,121,183	24,128
athenahealth, Inc.2	620,000	23,789
Abaxis, Inc.2	834,700	22,328
Greatbatch, Inc.2	990,400	22,254
XenoPort, Inc.2	1,000,000	21,230
DENTSPLY International Inc.	600,000	20,724
PSS World Medical, Inc.2	900,000	19,647
Sonic Healthcare Ltd.	1,552,967	19,472
Martek Biosciences Corp.2	855,000	19,314
Vibrac SA	183,000	18,753
Tsumura & Co.	490,000	17,701
AMAG Pharmaceuticals, Inc.2	400,000	17,472
OJSC Pharmstandard (GDR)2	842,651	15,185
Eurand NV2	950,000	14,383
Millipore Corp.2	200,000	14,066
Auxilium Pharmaceuticals, Inc.2	400,000	13,684
Alexion Pharmaceuticals, Inc.2	300,000	13,362
ev3 Inc.2	1,080,000	13,295
Medicis Pharmaceutical Corp., Class A	590,000	12,597
IPC The Hospitalist Co., Inc.2	375,000	11,794
EGIS Nyrt.	107,000	11,413
Vital Images, Inc.1,2	792,000	9,916
United Therapeutics Corp.2	200,000	9,798
TECHNE Corp.	150,000	9,383
Bumrungrad Hospital PCL	10,167,950	8,823
Laboratorios Farmacéuticos ROVI, SA	710,000	8,523
TranS1 Inc.1,2	1,620,000	7,792
Acorda Therapeutics, Inc.2	330,000	7,682
Savient Pharmaceuticals, Inc.2	500,000	7,600
ABIOMED, Inc.2	754,200	7,323
Haemonetics Corp.2	129,100	7,245
Sysmex Corp.	148,000	6,402
Cypress Bioscience, Inc.2	750,000	6,128
Laboratorios Almirall, SA	433,500	5,629
Newron Pharmaceuticals SpA2	257,000	5,210
Clínica Baviera, SA2	420,000	4,986
AS ONE Corp.	253,000	4,824
Array BioPharma Inc.2	1,920,000	4,570
Vical Inc.2	1,025,279	4,368
A&D Pharma Holdings NV (GDR)2	775,200	3,404
Vision-Sciences, Inc.1,2	2,200,000	3,190
Krka, dd, Novo mesto	27,820	2,936
WuXi PharmaTech (Cayman) Inc. (ADR)2	230,500	2,750
LifeCycle Pharma A/S2	1,438,783	2,406
Exiqon A/S2	450,000	1,239
Hythiam, Inc.2	1,000,000	670
Celera Corp.2	78,484	489
Allied Medical Ltd.2,3	147,030	3
		1,911,953

MATERIALS — 6.54%
AptarGroup, Inc.	2,484,682	92,828
James Hardie Industries NV2	13,260,609	91,971
African Minerals Ltd.2	10,676,082	65,591
Talvivaara Mining Co. PLC2	10,623,800	64,497
Rhodia SA2	4,195,853	63,788
Aquarius Platinum Ltd.2	8,333,333	37,943
Aquarius Platinum Ltd. (GBP denominated)2	3,862,983	17,171
Huabao International Holdings Ltd.	49,520,000	53,102
Symrise AG	2,634,102	50,244
Croda International PLC	3,860,000	40,487
Petropavlovsk PLC	2,453,901	35,528
Bemis Co., Inc.	1,225,000	31,740
Calgon Carbon Corp.2	1,925,000	28,548
Scotts Miracle-Gro Co., Class A	650,000	27,918
Martin Marietta Materials, Inc.	300,000	27,621
Kenmare Resources PLC1,2	55,956,000	24,604
PT Indocement Tunggal Prakarsa Tbk3	21,125,000	23,229
LANXESS AG	650,000	22,409
RPM International, Inc.	1,200,000	22,188
FUCHS PETROLUB AG	332,517	21,613
Mineral Deposits Ltd.1,2	16,142,844	12,107
Mineral Deposits Ltd. (CAD denominated)1,2	12,400,000	9,300
China Shanshui Cement Group Ltd.	27,570,000	20,599
Lynas Corp. Ltd.2,3	27,488,451	17,862
Rusoro Mining Ltd.1,2,4	20,000,000	7,856
Rusoro Mining Ltd.1,2	19,297,000	7,579
Centamin Egypt Ltd. (GBP denominated)2	9,570,037	14,689
Centamin Egypt Ltd.2	3,000	4
Intrepid Potash, Inc.2	618,013	14,579
Gem Diamonds Ltd.2,4	2,953,639	11,235
Gem Diamonds Ltd.2	800,000	3,043
Sino-Forest Corp.2	900,000	14,233
Gold Wheaton Gold Corp.2,4	42,440,000	10,518
Gold Wheaton Gold Corp.2	10,000,000	2,478
Yamana Gold Inc.	1,200,000	12,928
Buzzi Unicem SpA	673,000	11,625
Cheil Industries Inc.	260,000	11,307
CGA Mining Ltd.2	6,800,000	11,192
Cape Lambert Iron Ore Ltd.	26,100,000	11,055
Northern Iron Ltd.2	7,252,316	11,039
Sika AG, non-registered shares	7,800	10,535
Minerals Technologies Inc.	220,000	10,463
Birla Corp. Ltd.	1,648,000	10,307
Cementir Holding SpA	1,600,000	8,374
Titan Cement Co. SA	230,000	7,946
Eastern Platinum Ltd.2	10,105,450	5,481
Eastern Platinum Ltd.2,4	2,500,000	1,356
Midas Holdings Ltd.	10,417,000	6,327
Banro Corp.2	1,000,000	2,675
Banro Corp.2,4	890,000	2,380
Polo Resources Ltd.2	61,936,200	4,927
Obtala Resources PLC1,2,4	7,950,000	2,352
Obtala Resources PLC1,2	7,000,000	2,071
Oxus Gold PLC2	15,453,861	2,718
J.K. Cement Ltd.	945,000	2,705
Mangalam Cement Ltd.	747,399	2,032
PT Semen Gresik3	2,200,000	1,438
Vatukoula Gold Mines PLC2,4	54,150,000	1,255
Zep Inc.	62,130	1,010
Zoloto Resources Ltd.1,2,3	8,175,000	183
		1,144,783

ENERGY — 5.08%
Heritage Oil Ltd.2	14,078,000	110,611
Pacific Rubiales Energy Corp.2	7,015,000	86,990
Niko Resources Ltd.	920,000	72,057
FMC Technologies, Inc.2	1,245,000	65,039
BJ Services Co.	2,892,400	56,199
Helmerich & Payne, Inc.	1,316,000	52,021
Gulf Keystone Petroleum Ltd.1,2,4	37,087,632	51,739
Core Laboratories NV	495,000	51,030
Banpu PCL	3,790,300	48,541
Concho Resources Inc.2	1,271,100	46,166
Regal Petroleum PLC1,2	21,693,000	37,373
Uranium One Inc.2	13,860,500	33,313
Zhaikmunai LP (GDR)2,5	5,540,000	27,146
WorleyParsons Ltd.	964,556	25,287
Karoon Gas Australia Ltd.2	3,500,000	24,120
Bill Barrett Corp.2	700,000	22,953
Petroceltic International PLC1,2	68,700,000	19,497
Centennial Coal Co. Ltd.	5,927,391	16,842
Schoeller-Bleckmann Oilfield Equipment AG	296,200	14,209
Eurasia Drilling Co. Ltd. (GDR)	995,000	13,035
Value Creation Inc.2,3,4	4,529,354	9,144
Leed Petroleum PLC2	10,500,000	2,099
BNK Petroleum Inc.2	1,590,380	1,517
Mart Resources, Inc.2,4	12,459,375	1,340
FLEX LNG Ltd.2	501,809	435
Oilexco Inc.2,3	6,808,600	238
Oilexco Inc. (GBP denominated)2,3,4	2,900,000	—
Oilexco Inc.2,3,4	520,000	—
High Arctic Energy Services Inc.2	1,923,000	162
		889,103

CONSUMER STAPLES — 4.37%
Lindt & Sprüngli AG	1,694	47,036
Lindt & Sprüngli AG, participation certificate	19,166	46,555
Alberto-Culver Co.	2,221,227	61,484
Hypermarcas SA, ordinary nominative2	2,906,200	57,045
Bare Escentuals, Inc.2	4,346,146	51,676
China Yurun Food Group Ltd.	21,875,000	47,140
Kernel Holding SA2	3,243,300	45,543
ARYZTA AG2	1,018,000	40,758
Drogasil SA, ordinary nominative	2,791,900	35,544
Whole Foods Market, Inc.2	1,025,000	31,252
MARR SpA1	3,380,063	30,530
Hain Celestial Group, Inc.2	1,590,000	30,480
First Pacific Co. Ltd.	44,300,000	29,669
Nong Shim Co., Ltd.	113,716	24,630
Thai Union Frozen Products PCL	27,000,000	20,803
Poslovni sistem Mercator, dd	69,933	18,326
Emmi AG	136,100	16,635
Church & Dwight Co., Inc.	290,174	16,465
CP ALL PCL	25,948,500	15,606
GlaxoSmithKline Consumer Healthcare Ltd.	635,897	15,433
PT BISI International Tbk2,3	61,172,000	13,167
Origin Enterprises PLC2	3,213,300	12,654
AMOREPACIFIC Corp.	17,600	12,642
Coca-Cola Icecek AS, Class C	1,672,785	11,842
Tassal Group Ltd.	6,500,000	9,980
Parmalat Spa	3,249,543	8,986
Chattem, Inc.2	100,000	6,641
PrimeAg Australia Ltd.2	7,000,000	6,270
		764,792

UTILITIES — 1.81%
Xinao Gas Holdings Ltd.1	72,350,000	143,776
Glow Energy PCL	53,471,700	52,400
Manila Water Co., Inc.1	111,206,800	36,250
AES Tietê SA, preferred nominative	2,400,000	27,133
Northumbrian Water Group PLC	4,770,000	18,808
CESC Ltd.	1,746,400	14,249
Acea SpA	602,485	7,889
Thai Tap Water Supply PCL	61,610,300	7,595
Electricity Generating PCL	2,285,000	5,247
Tanjong PLC	665,200	2,885
		316,232

TELECOMMUNICATION SERVICES — 1.62%
tw telecom inc.2	5,985,000	80,498
Partner Communications Co. Ltd.	2,630,039	49,763
Partner Communications Co. Ltd. (ADR)	311,800	5,868
Cellcom Israel Ltd.	850,000	25,865
Cellcom Israel Ltd. (ILS denominated)	855,000	25,607
LG Telecom Ltd.	3,770,000	27,304
Total Access Communication PCL	17,046,000	20,626
True Corp. PCL2	172,270,000	17,011
Daisy Group PLC2,4	10,000,000	14,590
Globe Telecom, Inc.	526,867	10,859
StarHub Ltd	3,246,840	5,005
		282,996

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		871,321

Total common stocks (cost: $13,702,212,000)		15,946,544

Warrants — 0.02%	Shares

FINANCIALS — 0.02%
PacWest Bancorp, Series B, warrants, expire 20102,3,4	428,500	1,757
PacWest Bancorp, Series A, warrants, expire 20102,3,4	428,500	1,108
		2,865

MATERIALS — 0.00%
Gold Wheaton Gold Corp., warrants, expire 20112,3,4	17,500,000	557
Gold Wheaton Gold Corp., warrants, expire 20132,4	3,720,000	191
		748

HEALTH CARE — 0.00%
Fluidigm Corp., warrant1,2,3,4	1	—

Total warrants (cost: $47,000)		3,613

	Shares or
Convertible securities — 0.18%	principal amount

HEALTH CARE — 0.16%
Fluidigm Corp., Series E, convertible preferred1,2,3,4	1,251,055	17,515
Fluidigm Corp 12.00% convertible notes1,3,4,6	$794,292	794
BG Medicine, Inc., Series D, convertible preferred1,2,3,4	1,538,462	10,000
		28,309

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,558

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred2,3,4	1,626,016	418

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		2,229

Total convertible securities (cost: $38,009,000)		32,514

	Principal amount	Value
Bonds & notes — 0.07%	(000)	(000)

FINANCIALS — 0.07%
Zions Bancorporation 5.65% 2014	$1,220	$964
Zions Bancorporation 5.50% 2015	3,575	2,750
Zions Bancorporation 6.00% 2015	9,772	7,725

Total bonds & notes (cost: $10,152,000)		11,439

Short-term securities — 8.70%

U.S. Treasury Bills 0.14%–0.35% due 10/8/2009–7/15/2010	295,830	295,452
Freddie Mac 0.13%–0.27% due 10/19/2009–4/26/2010	278,200	278,145
Federal Home Loan Bank 0.14%–0.20% due 10/19–12/18/2009	153,200	153,175
Caisse d’Amortissement de la Dette Sociale 0.195%–0.21% due 12/16/2009–1/15/2010	145,700	145,585
Fannie Mae 0.17%–0.30% due 10/28–12/29/2009	99,700	99,685
BNP Paribas Finance Inc. 0.19%–0.22% due 10/20–12/23/2009	75,700	75,683
ING (U.S.) Funding LLC 0.18%–0.30% due 10/1–10/27/2009	73,200	73,191
European Investment Bank 0.20% due 10/23/2009	47,500	47,492
Park Avenue Receivables Co., LLC 0.20% due 10/7/20095	20,000	19,999
Jupiter Securitization Co., LLC 0.19% due 10/27/20095	18,400	18,397
Barton Capital LLC 0.26% due 10/5/20095	37,700	37,698
Bank of America Corp. 0.31% due 2/23/2010	36,900	36,835
Scotiabank Inc. 0.22% due 12/15/20095	35,000	34,981
KfW 0.21% due 10/20/20095	31,900	31,896
General Electric Capital Services, Inc. 0.27% due 10/1/2009	30,400	30,400
Toronto-Dominion Holdings USA Inc. 0.23% due 12/14/20095	29,200	29,182
Wal-Mart Stores Inc. 0.15% due 11/16/20095	27,900	27,891
Denmark (Kingdom of) 0.22% due 11/3/2009	26,200	26,192
Total Capital Canada Ltd. 0.24% due 11/10/20095	18,500	18,495
Canada Bill 0.50% due 10/13/2009	15,000	14,998
Electricité de France 0.18% due 10/8/20095	14,300	14,299
BNZ International Funding Ltd. 0.23% due 10/28/20095	11,200	11,198
International Bank for Reconstruction and Development 0.17% due 11/17/2009	500	500

Total short-term securities (cost: $1,521,266,000)		1,521,369

Total investment securities (cost: $15,271,686,000)		17,515,479
Other assets less liabilities		(19,617)

Net assets		$17,495,862

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $158,800,000, which represented .91% of the net assets of the fund.
  4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Gulf Keystone Petroleum Ltd.	7/22/2008–8/3/2009	$14,810	$51,739	.30%
Trinity Ltd.	12/6/2007	37,508	20,506	.12
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	17,515	.10
Fluidigm Corp. 12.00% convertible notes 2009	8/17/2009	794	794	.00
Fluidigm Corp., warrant	8/17/2009	—	—	.00
Daisy Group PLC	7/14/2009	12,966	14,590	.08
Gold Wheaton Gold Corp.	6/27/2008–2/24/2009	10,625	10,518	.07
Gold Wheaton Gold Corp., warrants, expire 2011	2/24/2009	47	557	.00
Gold Wheaton Gold Corp., warrants, expire 2013	6/27/2008	—	191	.00
Gem Diamonds Ltd.	4/1/2009	4,232	11,235	.06
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	10,000	.06
Value Creation Inc.	8/25/2005–9/1/2006	33,229	9,144	.05
Rusoro Mining Ltd.	3/10/2009	9,256	7,856	.04
PacWest Bancorp, Series B, warrants, expire 2010	8/25/2009	—	1,757	.01
PacWest Bancorp, Series A, warrants, expire 2010	8/25/2009	—	1,108	.01
Banro Corp.	7/26/2005	3,799	2,380	.01
Obtala Resources PLC	2/26/2009	1,921	2,352	.01
Eastern Platinum Ltd.	4/3/2007	4,100	1,356	.01
Mart Resources, Inc.	1/16/2007–9/7/2007	5,594	1,340	.01
Vatukoula Gold Mines PLC	6/4/2008	4,519	1,255	.01
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	766	.01
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	418	.00
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	594	.00
HSW International, Inc.	10/2/2007	3,000	391	.00
HSW International, Inc.	12/17/2007	907	101	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	228	.00
Mobile Travel Guide, Inc.	12/17/2007	24	24	.00
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	—	.00
Oilexco Inc.	3/7/2007	3,454	—	.00

Total restricted securities		$233,953	$168,715	.96%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $271,182,000, which represented 1.55% of the net assets of the fund.
6Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	ILS = Israeli shekels
BDR = Brazilian Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-1109O-S21469

Summary investment portfolio, September 30, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)

Industrials	16.61%
Consumer discretionary	14.34
Information technology	12.98
Financials	11.88
Health care	10.93
Other industries	24.40
Convertible securities	0.18
Bonds & notes	0.07
Warrants	0.02
Short-term securities & other assets less liabilities	8.59
[end pie chart]

Country diversification (percent of net assets)

United States	41.1%
Euro zone(*)	8.9
United Kingdom	6.7
Australia	4.8
Peoples Republic of China	4.4
India	4.1
Hong Kong	2.7
Canada	2.1
Thailand	2.0
South Korea	1.9
Brazil	1.9
Other countries	10.8
Short-term securities & other assets less liabilities	8.6

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, Slovenia and Spain.

	Shares		Percent
		Value	of net
Common stocks - 91.14%		(000)	assets

Industrials - 16.61%
Container Corp. of India Ltd.	6,121,060	$153,501	.88
Provides rail transportation and other logistical support for cargo shipments within India.
MSC Industrial Direct Co., Inc., Class A	3,123,700	136,131	.78
Distributes industrial maintenance and repair products.
Downer EDI Ltd.	15,911,345	114,989	.66
Engineering and infrastructure maintenance company in Australia and New Zealand.
Jain Irrigation Systems Ltd. (1)	4,674,949	77,403	.44
India-based manufacturer of irrigation systems, polyethylene pipes, and plastic sheets.
Monster Worldwide, Inc. (2)	3,700,000	64,676	.37
Online recruitment advertising and executive search firm.
URS Corp. (2)	1,479,200	64,567	.37
Engineering, construction and technical services provider, which serves as a contractor for the U.S. government and private industry clients.
Watsco, Inc.	1,191,000	64,207	.37
Major distributor of air conditioning, heating and refrigeration equipment.
Ellaktor SA	7,296,000	63,656	.36
Greece-based provider of project management and consulting services in the fields of infrastructure, real estate and energy.
Resources Connection, Inc. (1) (2)	3,477,500	59,326	.34
Professional services company that offers finance and accounting services.
Michael Page International PLC	10,672,466	57,097	.32
Major recruitment company based in the United Kingdom.
Other securities		2,051,125	11.72
		2,906,678	16.61

Consumer discretionary - 14.34%
Jumbo SA (1)	9,689,912	127,666	.73
Greece-based manufacturer and distributor of children's toys and games.
Modern Times Group MTG AB, Class B	2,313,000	100,184	.57
Involved in broadcasting, publishing and electronic retailing.
Billabong International Ltd.	8,690,970	92,027	.53
Retailer of surfwear and other recreational clothing and accessories.
Central European Media Enterprises Ltd., Class A (2)	2,340,000	80,145	.46
Television operator in Central Europe and Eastern Europe.
CTC Media, Inc. (2)	4,825,000	75,849	.43
Television media company based in Russia.
Virgin Media Inc. (2)	5,162,500	71,862	.41
United Kingdom-based provider of television, Internet, mobile phone and fixed-line telephone services.
Fourlis (1)	4,074,000	64,053	.37
Operator of home furnishing stores in Greece, Cyprus, Romania and Bulgaria.
lululemon athletica inc. (2)	2,768,214	62,977	.36
Manufacturer and retailer of yoga-inspired athletic apparel.
Pantaloon Retail (India) Ltd. (1)	8,524,816	60,551	.34
Major retail chain operator in India.
Other securities		1,774,373	10.14
		2,509,687	14.34

Information technology - 12.98%
Kingboard Chemical Holdings Ltd. (1)	55,295,200	210,135	1.20
Maker of printed circuit boards, as well as laminates, copper foil and chemicals used in printed circuit boards.
Digital River, Inc. (1) (2)	2,982,700	120,262	.69
Provides technology and services that enable its clients to sell their products on the Web.
Palm, Inc. (2)	4,541,000	79,150	.45
Manufacturer of smartphones and handheld computers.
AVEVA Group PLC (1)	5,225,000	76,734	.44
Engineering IT solutions provider to the plant, power and marine industries.
Rovi Corp. (2)	1,969,700	66,182	.38
Technology solutions provider for digital entertainment devices and services.
Hittite Microwave Corp. (1) (2)	1,765,000	64,917	.37
Manufacturer of integrated circuits, modules and subsystems for radio frequency, microwave and millimeter-wave applications.
AAC Acoustic Technologies Holdings Inc.	57,582,000	62,936	.36
China-based manufacturer of miniature acoustic components.
National Instruments Corp.	2,207,653	60,997	.35
Develops and manufactures hardware and software for test and measurement instrumentation.
SkillSoft PLC (ADR) (1) (2)	6,289,000	60,374	.35
Provides online courses on information technology, business skills and other topics.
Veeco Instruments Inc. (1) (2)	2,566,396	59,848	.34
Its precision equipment is used to make, measure and test semiconductors, magnetic heads and disk drives.
Verifone Holdings, Inc. (2)	3,636,500	57,784	.33
Supplier of electronic payment equipment and value-added services for point of sales.
Other securities		1,350,763	7.72
		2,270,082	12.98

Financials - 11.88%
Indiabulls Real Estate Ltd. (2)	15,550,000	88,569	.51
India-based commercial real estate development company.
City National Corp.	2,179,000	84,828	.48
Provides personal and business banking services in California.
Dah Sing Financial Holdings Ltd. (1) (2)	14,557,000	83,779	.48
Provides banking and financial services in Hong Kong.
Daegu Bank, Ltd.	5,611,770	80,714	.46
Korean commercial bank serving the city of Daegu and the North Gyeongsang province.
SVB Financial Group (1) (2)	1,789,000	77,410	.44
Financial services provider for companies in the technology, life science, venture capital, private equity and premium wine markets.
Industrial and Commercial Bank of China (Asia) Ltd.	33,982,009	76,914	.44
Commercial bank based in Hong Kong.
Kotak Mahindra Bank Ltd.	4,691,262	76,631	.44
Financial solutions provider based in India.
BOK Financial Corp.	1,520,000	70,406	.40
A holding company with banking offices in the central and western U.S.
Redwood Trust, Inc. (1)	4,450,000	68,975	.39
Real estate investment trust based in California.
Hospitality Properties Trust	3,150,000	64,166	.37
Real estate investment trust with hotel and travel center holdings in the U.S., Puerto Rico and Canada.
Cullen/Frost Bankers, Inc.	1,191,000	61,503	.35
Provides banking services to individuals and businesses primarily in Texas.
Glacier Bancorp, Inc. (1)	3,959,000	59,147	.34
Multi-bank holding company, providing commercial banking services in Montana, Idaho, Wyoming, Colorado, Utah and Washington.
Other securities		1,185,875	6.78
		2,078,917	11.88

Health care - 10.93%
Cochlear Ltd.	2,362,154	139,152	.80
A major designer and manufacturer of hearing implants and hearing aids sold around the world.
Inverness Medical Innovations, Inc. (2)	2,447,400	94,788	.54
Manufacturer of consumer and professional medical diagnostic products focused on cardiology, women's health and infectious diseases.
Thoratec Corp. (1) (2)	3,076,500	93,126	.53
Manufacturer of medical devices used for circulatory support.
American Medical Systems Holdings, Inc. (1) (2)	3,935,400	66,587	.38
Makes medical devices that treat urological disorders.
Fisher & Paykel Healthcare Corp. Ltd. (1)	26,890,690	63,717	.36
Manufactures health care appliances used in hospitals and clinics.
Myriad Genetics, Inc. (2)	2,288,000	62,691	.36
Biopharmaceutical company focused on diagnostic and therapeutic products to prevent and treat cancer and viral diseases.
Illumina, Inc. (2)	1,350,000	57,375	.33
Biotechnology company engaged in the manufacture of integrated systems for the analysis of genetic variation and biological function.
Other securities		1,334,517	7.63
		1,911,953	10.93

Materials - 6.54%
AptarGroup, Inc.	2,484,682	92,828	.53
Manufacturer of consumer product dispensing systems for fragrances, pharmaceuticals and personal care products.
James Hardie Industries NV (2)	13,260,609	91,971	.53
Makes building materials including fiber cement, which is used in siding, walls and roofing.
African Minerals Ltd. (2)	10,676,082	65,591	.37
A diamond exploration company in Africa.
Talvivaara Mining Co. PLC (2)	10,623,800	64,497	.37
Nickel mining company based in Finland.
Rhodia SA (2)	4,195,853	63,788	.36
Manufacturer of specialty chemicals used in plastics, fibers, consumer products and pharmaceuticals.
Other securities		766,108	4.38
		1,144,783	6.54

Energy - 5.08%
Heritage Oil Ltd. (2)	14,078,000	110,611	.63
Canada-based oil and gas exploration, development and production company with a variety of global interests.
Pacific Rubiales Energy Corp. (2)	7,015,000	86,990	.50
Canada-based producer of heavy crude oil and natural gas focused in Colombia and northern Peru.
Niko Resources Ltd.	920,000	72,057	.41
Oil and natural gas developer with interests in India, Bangladesh, Pakistan, Indonesia and other regions.
FMC Technologies, Inc. (2)	1,245,000	65,039	.37
Engaged in offshore energy production, food processing and airplane loading systems.
Other securities		554,406	3.17
		889,103	5.08

Consumer staples - 4.37%
Alberto-Culver Co.	2,221,227	61,484	.35
Manufacturer of personal care and household products.
Hypermarcas SA, ordinary nominative (2)	2,906,200	57,045	.33
Consumer products manufacturer based in Brazil.
Other securities		646,263	3.69
		764,792	4.37

Utilities - 1.81%
Xinao Gas Holdings Ltd. (1)	72,350,000	143,776	.82
China-based operator of gas pipeline infrastructure and a distributor of piped and bottled gas.
Other securities		172,456	.99
		316,232	1.81

Telecommunication services - 1.62%
tw telecom inc. (2)	5,985,000	80,498	.46
Business provider of broadband voice and data networking services.
Other securities		202,498	1.16
		282,996	1.62

Miscellaneous - 4.98%
Other common stocks in initial period of acquisition		871,321	4.98

Total common stocks (cost: $13,702,212,000)		15,946,544	91.14

			Percent
		Value	of net
Warrants - 0.02%		(000)	assets

Other - 0.02%
Other securities		3,613	.02

Total warrants (cost: $47,000)		3,613	.02

			Percent
		Value	of net
Convertible securities - 0.18%		(000)	assets

Other - 0.17%
Other securities		30,285	.17

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		2,229	.01

Total convertible securities (cost: $38,009,000)		32,514	.18

			Percent
		Value	of net
Bonds & notes - 0.07%		(000)	assets

Financials - 0.07%
Other securities		11,439	.07

Total bonds & notes (cost: $10,152,000)		11,439	.07

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.70%	(000)	(000)	assets

U.S. Treasury Bills 0.14%-0.35% due 10/8/2009-7/15/2010	295,830	295,452	1.69
Freddie Mac 0.13%-0.27% due 10/19/2009-4/26/2010	278,200	278,145	1.59
Federal Home Loan Bank 0.14%-0.20% due 10/19-12/18/2009	153,200	153,175	.88
Caisse d'Amortissement de la Dette Sociale 0.195%-0.21% due 12/16/2009-1/15/2010	145,700	145,585	.83
Fannie Mae 0.17%-0.30% due 10/28-12/29/2009	99,700	99,685	.57
BNP Paribas Finance Inc. 0.19%-0.22% due 10/20-12/23/2009	75,700	75,683	.43
ING (U.S.) Funding LLC 0.18%-0.30% due 10/1-10/27/2009	73,200	73,191	.42
Other securities		400,453	2.29

Total short-term securities (cost: $1,521,266,000)		1,521,369	8.70

Total investment securities (cost: $15,271,686,000)		17,515,479	100.11
Other assets less liabilities		(19,617)	(.11)

Net assets		$17,495,862	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $271,182,000, which represented 1.55% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/09 (000)

Kingboard Chemical Holdings Ltd.	52,648,200	6,700,000	4,053,000	55,295,200	$4,388	$210,135
Xinao Gas Holdings Ltd.	51,038,000	21,312,000	-	72,350,000	1,314	143,776
Jumbo SA	4,844,956	4,844,956	-	9,689,912	2,737	127,666
Digital River, Inc. (2)	1,575,000	1,957,700	550,000	2,982,700	-	120,262
Thoratec Corp. (2)	-	3,076,500	-	3,076,500	-	93,126
Dah Sing Financial Holdings Ltd. (2)	11,174,600	3,382,400	-	14,557,000	-	83,779
SVB Financial Group (2)	-	1,939,000	150,000	1,789,000	-	77,410
Jain Irrigation Systems Ltd.	1,248,000	3,426,949	-	4,674,949	242	77,403
AVEVA Group PLC (3)	720,396	4,504,604	-	5,225,000	680	76,734
Redwood Trust, Inc.	1,440,000	3,310,000	300,000	4,450,000	830	68,975
American Medical Systems Holdings, Inc. (2)	5,370,000	-	1,434,600	3,935,400	-	66,587
Hittite Microwave Corp. (2) (3)	1,065,000	700,000	-	1,765,000	-	64,917
Fourlis	4,074,000	-	-	4,074,000	1,845	64,053
Fisher & Paykel Healthcare Corp. Ltd.	15,890,690	11,000,000	-	26,890,690	1,671	63,717
Pantaloon Retail (India) Ltd.	5,500,000	3,024,816	-	8,524,816	70	60,551
Pantaloon Retail (India) Ltd., Class B	-	551,250	-	551,250	8	2,753
SkillSoft PLC (ADR) (2)	7,225,000	-	936,000	6,289,000	-	60,374
Veeco Instruments Inc. (2)	2,306,396	260,000	-	2,566,396	-	59,848
Resources Connection, Inc. (2)	3,027,336	450,164	-	3,477,500	-	59,326
Glacier Bancorp, Inc.	-	3,959,000	-	3,959,000	1,032	59,147
Lions Gate Entertainment Corp. (2)	8,250,000	750,000	-	9,000,000	-	55,440
Integra LifeSciences Holdings Corp. (2)	1,238,500	584,890	218,500	1,604,890	-	54,807
Gulf Keystone Petroleum Ltd. (2) (4)	23,700,000	14,400,000	1,012,368	37,087,632	-	51,739
Blue Nile, Inc. (2)	941,140	-	112,000	829,140	-	51,506
Ekornes ASA	2,937,598	-	-	2,937,598	1,349	50,404
Volcano Corp. (2)	2,777,400	374,500	160,000	2,991,900	-	50,324
Nakanishi Inc.	491,100	66,000	-	557,100	403	49,070
Live Nation, Inc. (2)	4,000,000	1,782,000	-	5,782,000	-	47,355
Astaldi SpA	5,263,954	81,000	-	5,344,954	603	46,595
Beacon Roofing Supply, Inc. (2)	2,674,800	304,225	474,800	2,504,225	-	40,018
Northgate PLC	4,114,822	101,703,220	95,236,238	10,581,804	739	39,980
Northgate PLC, rights, expire 2009	-	96,198,220	96,198,220	-	-	-
Domino's Pizza UK & IRL PLC	-	8,286,034	-	8,286,034	476	38,686
Regal Petroleum PLC (2)	10,317,000	11,376,000	-	21,693,000	-	37,373
Manila Water Co., Inc.	111,206,800	-	-	111,206,800	349	36,250
SonoSite, Inc. (2)	1,254,866	170,000	70,766	1,354,100	-	35,829
Ennis, Inc.	1,032,000	1,033,810	-	2,065,810	1,120	33,322
Hana Microelectronics PCL	53,925,000	-	-	53,925,000	1,799	30,819
MARR SpA	3,202,500	177,563	-	3,380,063	1,734	30,530
Ipca Laboratories Ltd.	1,794,000	-	-	1,794,000	409	30,333
Grontmij NV, depository receipts	1,282,000	-	175,000	1,107,000	1,459	29,980
Exponent, Inc. (2)	-	936,400	-	936,400	-	26,378
Internet Capital Group, Inc. (2)	3,096,000	-	-	3,096,000	-	25,883
Frigoglass SAIC	1,967,833	200,000	100,000	2,067,833	1,368	25,185
Kenmare Resources PLC (2)	51,336,000	4,620,000	-	55,956,000	-	24,604
Kenmare Resources PLC (2)	-	4,620,000	4,620,000	-	-	-
Gruppo MutuiOnline SpA	3,160,000	-	-	3,160,000	734	24,471
ZOLL Medical Corp. (2)	1,655,000	376,183	910,000	1,121,183	-	24,128
LoopNet, Inc. (2)	1,001,500	2,042,535	600,000	2,444,035	-	22,094
Dolphin Capital Investors Ltd. (2)	33,715,400	3,050,000	-	36,765,400	-	21,897
eHealth, Inc. (2)	1,580,000	250,000	325,946	1,504,054	-	21,839
Mineral Deposits Ltd. (2)	16,142,844	-	-	16,142,844	-	12,107
Mineral Deposits Ltd. (CAD denominated) (2)	-	12,400,000	-	12,400,000	-	9,300
Mineral Deposits Ltd. (CAD denominated) (2)	6,300,000	-	6,300,000	-	-	-
Trinity Ltd. (4) (5)	82,337,500	-	-	82,337,500	510	20,506
Petroceltic International PLC (2)	-	68,700,000	-	68,700,000	-	19,497
Goodpack Ltd.	22,248,000	4,112,000	-	26,360,000	484	18,914
Goodpack Ltd., warrants, expire 2009	2,459,750	-	2,459,750	-	-	-
Houston Wire & Cable Co.	1,678,900	-	-	1,678,900	571	18,552
Fluidigm Corp., Series E, convertible preferred (2) (4) (5)	4,378,695	-	3,127,640	1,251,055	-	17,515
Fluidigm Corp. 12.00% convertible notes 2009 (4) (5) (6)	$-	$794,292	$-	$794,292	11	794
Fluidigm Corp., warrant (2) (4) (5)	-	1	-	1	-	-
Domino's Pizza Enterprises Ltd.	4,563,190	195,910	-	4,759,100	450	17,008
Infotech Enterprises Ltd.	3,000,000	-	-	3,000,000	94	16,701
Home Federal Bancorp, Inc.	1,384,249	-	-	1,384,249	305	15,808
Rusoro Mining Ltd. (2) (4)	-	20,000,000	-	20,000,000	-	7,856
Rusoro Mining Ltd. (2)	-	19,297,000	-	19,297,000	-	7,579
austriamicrosystems AG, non-registered shares (2)	715,000	-	-	715,000	-	14,979
Territorial Bancorp Inc. (2)	-	782,500	-	782,500	-	12,270
Bloomsbury Publishing PLC	5,405,000	-	-	5,405,000	358	10,695
BG Medicine, Inc., Series D, convertible preferred (2) (4) (5)	1,538,462	-	-	1,538,462	-	10,000
Vital Images, Inc. (2)	792,000	-	-	792,000	-	9,916
Cpl Resources PLC	2,975,986	-	-	2,975,986	57	8,539
TranS1 Inc. (2)	-	1,620,000	-	1,620,000	-	7,792
Ono Sokki Co., Ltd.	1,609,000	-	-	1,609,000	322	7,624
LECG Corp. (2) (3)	239,585	1,624,215	-	1,863,800	-	6,542
BrisConnections Unit Trusts (5)	27,300,000	-	-	27,300,000	22	5,540
Lonrho PLC (2)	14,275,000	35,385,000	7,645,000	42,015,000	-	5,394
Obtala Resources PLC (2) (4)	-	7,950,000	-	7,950,000	-	2,352
Obtala Resources PLC (2) (3)	7,000,000	-	-	7,000,000	-	2,071
Vision-Sciences, Inc. (2)	2,200,000	-	-	2,200,000	-	3,190
Ten Alps PLC (2)	1,815,000	1,624,001	-	3,439,001	-	1,622
Imagelinx PLC (2)	21,385,714	-	-	21,385,714	-	1,111
Zoloto Resources Ltd. (2) (5)	8,175,000	-	-	8,175,000	-	183
KAB Distribution Inc. (2) (5)	8,000,000	1,700,000	-	9,700,000	-	45
CEC Unet PLC (2) (5)	35,100,775	-	-	35,100,775	-	-
Abaxis, Inc. (2) (7)	1,609,700	25,000	800,000	834,700	-	-
ACI Worldwide, Inc. (2) (7)	2,742,400	-	1,668,907	1,073,493	-	-
Altra Holdings, Inc. (2) (7)	1,905,548	-	823,600	1,081,948	-	-
American Axle & Manufacturing Holdings, Inc. (7)	4,300,000	-	2,500,000	1,800,000	86	-
AMG Advanced Metallurgical Group NV (7)	2,143,960	94,040	2,238,000	-	-	-
Andersons, Inc. (7)	1,247,000	-	1,247,000	-	109	-
Apollo Hospitals Enterprise Ltd. (7)	3,275,000	-	3,275,000	-	-	-
Arpida Ltd. (7)	1,231,509	-	1,231,509	-	-	-
ArthroCare Corp. (2) (7)	2,117,000	100,000	947,000	1,270,000	-	-
AtriCure, Inc. (7)	824,500	-	824,500	-	-	-
Banyan Tree Holdings Ltd. (2) (7)	44,333,000	-	30,978,500	13,354,500	-	-
Busan Bank (7)	9,594,500	-	6,076,500	3,518,000	466	-
Café de Coral Holdings Ltd. (7)	31,550,000	1,336,000	7,910,000	24,976,000	2,524	-
Calgon Carbon Corp. (2) (7)	2,459,300	570,700	1,105,000	1,925,000	-	-
CardioNet, Inc. (7)	664,000	666,840	1,330,840	-	-	-
Chuang's China Investments Ltd. (7)	112,439,000	-	112,439,000	-	-	-
Concho Resources Inc. (2) (7)	4,806,820	88,263	3,623,983	1,271,100	-	-
Cougar Biotechnology, Inc. (7)	100,000	-	100,000	-	-	-
Cougar Biotechnology, Inc. (7)	1,000,000	-	1,000,000	-	-	-
Daegu Bank, Ltd. (7)	10,570,000	-	4,958,230	5,611,770	1,052	-
Downer EDI Ltd. (7)	23,026,345	-	7,115,000	15,911,345	3,136	-
Emeco Holdings Ltd. (7)	41,027,381	-	41,027,381	-	-	-
Entertainment Rights PLC (7)	42,281,102	-	42,281,102	-	-	-
First Calgary Petroleums Ltd. (GBP denominated) (7)	4,800,000	-	4,800,000	-	-	-
First Calgary Petroleums Ltd. (7)	10,846,000	-	10,846,000	-	-	-
Gaming VC Holdings SA (7)	1,396,800	305,000	305,000	1,396,800	639	-
Genesis Lease Ltd. (ADR) (7)	2,292,579	-	2,292,579	-	132	-
G-Shank Enterprise Co., Ltd. (7)	16,838,438	-	16,838,438	-	-	-
Hain Celestial Group, Inc. (2) (7)	2,580,000	-	990,000	1,590,000	-	-
Halla Engineering & Construction Corp. (7)	626,000	-	626,000	-	-	-
Heartland Payment Systems, Inc. (7)	2,970,000	408,350	1,800,000	1,578,350	333	-
Heritage Oil Ltd. (2) (7)	12,898,000	2,610,000	1,430,000	14,078,000	-	-
Hutchinson Technology Inc. (2) (7)	1,836,035	-	913,931	922,104	-	-
Hyflux Water Trust (7)	19,500,000	-	19,500,000	-	-	-
Hyunjin Materials Co., Ltd. (7)	857,100	11,263	868,363	-	-	-
I. Kloukinas - I. Lappas SA (7)	1,824,000	-	1,824,000	-	-	-
InfoSpace.com, Inc. (7)	1,971,200	-	1,971,200	-	1,090	-
Intersil Corp., Class A (7)	3,125,000	3,815,000	4,662,500	2,277,500	2,497	-
IVRCL Infrastructures & Projects Ltd. (7)	9,025,000	-	9,025,000	-	-	-
Jackson Hewitt Tax Service Inc. (7)	1,796,000	-	1,796,000	-	323	-
Jammu and Kashmir Bank Ltd. (7)	3,149,500	1,491,000	2,349,500	2,291,000	805	-
John Bean Technologies Corp. (3) (7)	702,717	804,200	976,917	530,000	290	-
Kaba Holding AG (7)	262,800	-	107,272	155,528	1,500	-
KNM Group Bhd. (7)	131,151,000	100,000,000	231,151,000	-	783	-
Kuoni Reisen Holding AG, Class B (7)	145,066	-	145,066	-	-	-
Major Drilling Group International Inc. (7)	1,500,000	-	1,500,000	-	230	-
Medicis Pharmaceutical Corp., Class A (7)	3,062,100	82,900	2,555,000	590,000	291	-
MEMSIC, Inc. (7)	1,191,536	-	1,191,536	-	-	-
Mentor Corp. (7)	1,700,700	-	1,700,700	-	-	-
Michaniki SA (7)	3,935,000	-	3,935,000	-	-	-
Michaniki SA, preference shares (7)	871,900	-	871,900	-	-	-
Mine Safety Appliances Co. (7)	1,627,300	295,200	600,900	1,321,600	1,550	-
Navitas Ltd. (7)	21,727,690	-	6,650,000	15,077,690	1,667	-
Nishimatsuya Chain Co., Ltd. (7)	5,565,000	-	5,565,000	-	219	-
OPTI Canada Inc. (7)	9,570,000	5,851,600	15,421,600	-	-	-
OPTI Canada Inc. (7)	5,851,600	-	5,851,600	-	-	-
OPTI Canada Inc., warrants, expire 2008 (7)	105,000	-	105,000	-	-	-
Peet's Coffee & Tea, Inc. (7)	1,015,000	-	1,015,000	-	-	-
PetMed Express, Inc. (7)	1,500,000	-	1,500,000	-	-	-
Polo Resources Ltd. (2) (7)	123,872,500	-	61,936,300	61,936,200	-	-
Power Integrations, Inc. (7)	1,775,200	-	1,775,200	-	87	-
Pyeong San Co., Ltd. (7)	1,220,171	-	1,220,171	-	-	-
Rhodia SA (2) (7)	5,093,401	-	897,548	4,195,853	-	-
Robinsons Land Corp., Class B (7)	122,188,300	56,360,000	60,200,000	118,348,300	567	-
Schibsted ASA (2) (7)	4,703,200	550,020	3,786,500	1,466,720	-	-
Schibsted ASA, rights, expire 2009 (7)	-	916,700	916,700	-	-	-
Sintex Industries Ltd. (7)	3,230,250	7,652,476	5,459,000	5,423,726	125	-
Solomon Mutual Savings Bank (7)	1,062,023	-	1,062,023	-	-	-
SourceForge, Inc. (7)	4,700,000	-	4,700,000	-	-	-
Superior Well Services, Inc. (7)	1,200,000	-	1,200,000	-	-	-
TaeWoong Co., Ltd. (7)	1,033,400	200,000	702,900	530,500	68	-
TICON Property Fund (7)	30,400,000	23,109,375	53,509,375	-	372	-
TK Corp. (7)	1,659,000	82,950	1,741,950	-	-	-
Trigon Agri A/S (7)	8,150,000	-	8,150,000	-	-	-
Tripod Technology Corp. (7)	30,494,514	-	30,494,514	-	-	-
TrueBlue, Inc. (2) (7)	1,649,398	774,202	250,000	2,173,600	-	-
Ultimate Software Group, Inc. (2) (3) (7)	1,200,000	555,000	1,085,800	669,200	-	-
UnionBank of the Philippines (7)	37,429,400	-	37,429,400	-	-	-
United Laboratories International Holdings Ltd. (7)	71,242,000	-	71,242,000	-	-	-
ValueVision Media, Inc., Class A (7)	1,900,000	-	1,900,000	-	-	-
Vical Inc. (2) (7)	2,250,279	-	1,225,000	1,025,279	-	-
					$51,484	$2,989,380

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2008; it was not publicly disclosed.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Gulf Keystone Petroleum Ltd.	7/22/2008-8/3/2009	14,810	51,739	.30%
Trinity Ltd.	12/6/2007	37,508	20,506	.12
Fluidigm Corp., Series E, convertible preferred	12/21/2006-10/24/2007	17,515	17,515	.10
Fluidigm Corp. 12.00% convertible notes 2009	8/17/2009	794	794	.00
Fluidigm Corp., warrant	8/17/2009	-	-	.00
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	10,000	.06
Rusoro Mining Ltd.	3/10/2009	9,256	7,856	.04
Obtala Resources PLC	2/26/2009	1,921	2,352	.01
Other restricted securities		142,149	57,953	.33

Total restricted securities		$233,953	$168,715	.96%

(5) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $158,800,000, which represented .91% of the net assets of the fund.

(6) Coupon rate may change periodically.
(7) Unaffiliated issuer at 9/30/2009.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

The descriptions of the companies shown in the summary investment portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,450,621)	$14,526,099
Affiliated issuers (cost: $2,821,065)	2,989,380	$17,515,479
Cash denominated in currencies other than U.S. dollars (cost: $697)		724
Cash		99
Receivables for:
Sales of investments	113,525
Sales of fund's shares	20,457
Dividends and interest	21,865	155,847
		17,672,149
Liabilities:
Payables for:
Purchases of investments	111,468
Repurchases of fund's shares	25,253
Investment advisory services	9,016
Services provided by affiliates	7,827
Directors' deferred compensation	1,434
Non-U.S. taxes	19,363
Other	1,926	176,287
Net assets at September 30, 2009		$17,495,862

Net assets consist of:
Capital paid in on shares of capital stock		$18,929,458
Distributions in excess of net investment income		(57,446)
Accumulated net realized loss		(3,600,956)
Net unrealized appreciation		2,224,806
Net assets at September 30, 2009		$17,495,862

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.01 par value (582,255 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$12,814,211	423,486	$30.26
Class B	427,724	14,926	28.66
Class C	738,236	25,953	28.44
Class F-1	543,352	18,092	30.03
Class F-2	158,468	5,214	30.39
Class 529-A	420,888	13,970	30.13
Class 529-B	51,025	1,761	28.98
Class 529-C	154,756	5,347	28.94
Class 529-E	24,654	830	29.70
Class 529-F-1	35,264	1,168	30.20
Class R-1	36,070	1,242	29.05
Class R-2	602,664	20,757	29.03
Class R-3	534,181	18,025	29.64
Class R-4	377,669	12,538	30.12
Class R-5	260,060	8,500	30.60
Class R-6	316,640	10,446	30.31

(*)Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $32.11 and $31.97, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $14,417; also includes $51,473 from affiliates)	$254,873
Interest (net of non-U.S. taxes of $46; also includes $11 from affiliate)	15,458	$270,331

Fees and expenses*:
Investment advisory services	85,870
Distribution services	41,282
Transfer agent services	28,603
Administrative services	8,217
Reports to shareholders	1,837
Registration statement and prospectus	3,742
Directors' compensation	363
Auditing and legal	219
Custodian	2,192
State and local taxes	341
Other	2,034
Total fees and expenses before waiver	174,700
Less investment advisory services waiver	2,062
Total fees and expenses after waiver		172,638
Net investment income		97,693

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on:
Investments (net of non-U.S. taxes of $672; also includes $1,531,502 net loss from affiliates)	(3,559,640)
Currency transactions	(3,588)	(3,563,228)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $19,363)	4,089,113
Currency translations	641	4,089,754
Net realized loss and unrealized appreciation on investments and currency		526,526
Net increase in net assets resulting from operations		$624,219

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended September 30
	2009	2008
Operations:
Net investment income	$97,693	$165,466
Net realized (loss) gain on investments and currency transactions	(3,563,228)	588,156
Net unrealized appreciation (depreciation) on investments and currency translations	4,089,754	(9,480,501)
Net increase (decrease) in net assets resulting from operations	624,219	(8,726,879)

Dividends and distributions paid to shareholders:
Dividends from net investment income	-	(408,327)
Distributions from net realized gain on investments	-	(2,355,189)
Total dividends and distributions paid to shareholders	-	(2,763,516)

Net capital share transactions	(710,466)	2,691,993

Total decrease in net assets	(86,247)	(8,798,402)

Net assets:
Beginning of year	17,582,109	26,380,511
End of year (including distributions in excess of
net investment income: $(57,446) and $(190,518), respectively)	$17,495,862	$17,582,109

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2002.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2009, the fund reclassified $35,766,000 from accumulated net realized loss to distributions in excess of net investment income; and reclassified $387,000 from distributions in excess of net investment income and $2,000 from accumulated net realized loss to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of September 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$63,551
Post-October currency loss deferrals (realized during the period November 1, 2008, through September 30, 2009)*	(760)
Capital loss carryforward expiring in 2017†	(365,461)
Post-October capital loss deferrals (realized during the period November 1, 2008, through September 30, 2009)*	(3,207,310)
Gross unrealized appreciation on investment securities	3,551,042
Gross unrealized depreciation on investment securities	(1,454,231)
Net unrealized appreciation on investment securities	2,096,811
Cost of investment securities	15,418,668

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders during the year ended September 30, 2009.  The tax character of distributions paid to shareholders during the year ended September 30, 2008, was as follows (dollars in thousands):

Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$334,625	$1,839,497	$2,174,122
Class B	8,096	75,117	83,213
Class C	11,673	105,858	117,531
Class F-1	14,517	77,785	92,302
Class F-2*	-	-	-
Class 529-A	7,942	44,191	52,133
Class 529-B	637	6,526	7,163
Class 529-C	1,785	17,600	19,385
Class 529-E	409	2,737	3,146
Class 529-F-1	643	3,238	3,881
Class R-1	412	3,689	4,101
Class R-2	6,744	62,474	69,218
Class R-3	7,952	52,541	60,493
Class R-4	4,695	25,247	29,942
Class R-5	8,197	38,689	46,886
Total	$408,327	$2,355,189	$2,763,516

*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the year ended September 30, 2009, total investment advisory services fees waived by CRMC were $2,062,000. As a result, the fee shown on the accompanying financial statements of $85,870,000, which was equivalent to an annualized rate of 0.653%, was reduced to $83,808,000, or 0.637% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$23,209	$27,612	Not applicable	Not applicable	Not applicable
Class B	3,471	991	Not applicable	Not applicable	Not applicable
Class C	5,509	Included in administrative services	$828	$289	Not applicable
Class F-1	1,080		661	135	Not applicable
Class F-2	Not applicable		51	4	Not applicable
Class 529-A	598		450	116	$304
Class 529-B	386		57	26	39
Class 529-C	1,118		166	69	113
Class 529-E	90		27	7	18
Class 529-F-1	-		37	10	25
Class R-1	240		26	30	Not applicable
Class R-2	3,162		633	2,234	Not applicable
Class R-3	1,854		556	576	Not applicable
Class R-4	565		339	26	Not applicable
Class R-5	Not applicable		302	10	Not applicable
Class R-6*	Not applicable		53	-†	Not applicable
Total	$41,282	$28,603	$4,186	$3,532	$499
*Class R-6 was offered beginning May 1, 2009.
†Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $363,000, shown on the accompanying financial statements, includes $520,000 in current fees (either paid in cash or deferred) and a net decrease of $157,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$2,900,544	$5,540	$594	$2,906,678
Consumer discretionary	2,488,163	-	21,524	2,509,687
Information technology	2,251,792	18,144	146	2,270,082
Financials	2,063,478	15,439	-	2,078,917
Health care	1,911,950	-	3	1,911,953
Materials	1,102,071	42,529	183	1,144,783
Energy	879,721	238	9,144	889,103
Consumer staples	751,625	13,167	-	764,792
Utilities	316,232	-	-	316,232
Telecommunication services	282,996	-	-	282,996
Miscellaneous	871,321	-	-	871,321
Warrants	191	3,422	-	3,613
Convertible securities	-	3,787	28,727	32,514
Bonds & notes	-	11,439	-	11,439
Short-term securities	-	1,521,369	-	1,521,369
Total	$15,820,084	$1,635,074	$60,321	$17,515,479

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended September 30, 2009 (dollars in thousands):

	Beginning	Net	Net	Net	Net transfers	Ending
	value	purchases	realized	unrealized	out of	value
	at 10/1/2008	and sales	loss (*)	depreciation (*)	Level 3	at 9/30/2009
Investment securities	$168,729	$(23,031)	$(10,050)	$(73,423)	$(1,904)	$60,321

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands) (*):						$(88,036)

(*) Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.
6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2009
Class A	$1,518,160	66,129	-	-	$(2,496,271)	(115,414)	$(978,111)	(49,285)
Class B	33,662	1,604	-	-	(102,029)	(4,910)	(68,367)	(3,306)
Class C	118,514	5,423	-	-	(151,900)	(7,489)	(33,386)	(2,066)
Class F-1	189,538	8,394	-	-	(274,502)	(12,521)	(84,964)	(4,127)
Class F-2	138,781	5,589	-	-	(15,874)	(659)	122,907	4,930
Class 529-A	58,688	2,607	-	-	(37,550)	(1,725)	21,138	882
Class 529-B	3,585	174	-	-	(4,393)	(210)	(808)	(36)
Class 529-C	23,679	1,084	-	-	(17,451)	(829)	6,228	255
Class 529-E	3,847	173	-	-	(2,835)	(131)	1,012	42
Class 529-F-1	7,052	316	-	-	(4,494)	(204)	2,558	112
Class R-1	11,379	514	-	-	(6,450)	(303)	4,929	211
Class R-2	183,512	8,507	-	-	(121,903)	(5,671)	61,609	2,836
Class R-3	164,814	7,409	-	-	(108,008)	(4,940)	56,806	2,469
Class R-4	176,324	7,415	-	-	(72,671)	(3,225)	103,653	4,190
Class R-5	171,532	7,719	-	-	(335,288)	(14,570)	(163,756)	(6,851)
Class R-6(2)	243,388	10,650	-	-	(5,302)	(204)	238,086	10,446
Total net increase
(decrease)	$3,046,455	133,707	-	-	$(3,756,921)	(173,005)	$(710,466)	(39,298)

Year ended September 30, 2008
Class A	$2,407,578	62,279	$2,089,935	51,124	$(3,043,852)	(81,583)	$1,453,661	31,820
Class B	85,336	2,286	80,745	2,057	(141,282)	(4,024)	24,799	319
Class C	233,926	6,278	113,927	2,927	(198,879)	(5,687)	148,974	3,518
Class F-1	394,228	10,278	83,621	2,063	(268,755)	(7,438)	209,094	4,903
Class F-2(3)	8,949	286	-	-	(68)	(2)	8,881	284
Class 529-A	103,215	2,687	52,124	1,281	(37,637)	(1,021)	117,702	2,947
Class 529-B	7,967	213	7,161	180	(4,944)	(136)	10,184	257
Class 529-C	38,642	1,038	19,382	488	(18,948)	(523)	39,076	1,003
Class 529-E	5,442	143	3,145	78	(2,495)	(69)	6,092	152
Class 529-F-1	12,007	317	3,881	95	(3,630)	(96)	12,258	316
Class R-1	16,398	435	4,081	103	(11,800)	(327)	8,679	211
Class R-2	241,354	6,535	69,131	1,735	(180,872)	(4,945)	129,613	3,325
Class R-3	253,188	6,657	60,439	1,502	(166,174)	(4,496)	147,453	3,663
Class R-4	171,623	4,497	29,940	737	(88,296)	(2,374)	113,267	2,860
Class R-5	272,208	7,286	46,062	1,122	(56,010)	(1,499)	262,260	6,909
Total net increase
(decrease)	$4,252,061	111,215	$2,663,574	65,492	$(4,223,642)	(114,220)	$2,691,993	62,487

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,832,712,000 and $6,767,709,000, respectively, during the year ended September 30, 2009.

8. Subsequent events

As of November 10, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income (loss) to average net assets(4)
Class A:
Year ended 9/30/2009	$28.46	$.19	$1.61	$1.80	$-	$-	$-	$30.26	6.32%	$12,814	1.25%	1.24%	.82%
Year ended 9/30/2008	47.43	.31	(14.35)	(14.04)	(.76)	(4.17)	(4.93)	28.46	(32.77)	13,453	1.07	1.01	.80
Year ended 9/30/2007	38.87	.37	12.50	12.87	(.70)	(3.61)	(4.31)	47.43	35.41	20,913	1.04	.98	.86
Year ended 9/30/2006	34.77	.25	4.94	5.19	(.41)	(.68)	(1.09)	38.87	15.27	15,167	1.08	1.01	.68
Year ended 9/30/2005	27.82	.24	7.02	7.26	(.31)	-	(.31)	34.77	26.28	12,544	1.09	1.04	.76
Class B:
Year ended 9/30/2009	27.16	.01	1.49	1.50	-	-	-	28.66	5.52	428	2.02	2.00	.06
Year ended 9/30/2008	45.49	.01	(13.72)	(13.71)	(.45)	(4.17)	(4.62)	27.16	(33.27)	495	1.83	1.77	.03
Year ended 9/30/2007	37.41	.04	12.02	12.06	(.37)	(3.61)	(3.98)	45.49	34.40	815	1.81	1.74	.10
Year ended 9/30/2006	33.59	(.03)	4.78	4.75	(.25)	(.68)	(.93)	37.41	14.39	581	1.85	1.78	(.09)
Year ended 9/30/2005	26.90	_ (5)	6.79	6.79	(.10)	-	(.10)	33.59	25.31	457	1.86	1.81	(.01)
Class C:
Year ended 9/30/2009	26.93	.03	1.48	1.51	-	-	-	28.44	5.64	738	1.94	1.92	.13
Year ended 9/30/2008	45.18	.01	(13.63)	(13.62)	(.46)	(4.17)	(4.63)	26.93	(33.31)	754	1.86	1.79	.02
Year ended 9/30/2007	37.21	.02	11.95	11.97	(.39)	(3.61)	(4.00)	45.18	34.35	1,107	1.85	1.79	.04
Year ended 9/30/2006	33.45	(.04)	4.74	4.70	(.26)	(.68)	(.94)	37.21	14.33	696	1.89	1.83	(.12)
Year ended 9/30/2005	26.82	(.02)	6.78	6.76	(.13)	-	(.13)	33.45	25.27	457	1.90	1.85	(.05)
Class F-1:
Year ended 9/30/2009	28.21	.21	1.61	1.82	-	-	-	30.03	6.45	543	1.14	1.13	.94
Year ended 9/30/2008	47.08	.31	(14.23)	(13.92)	(.78)	(4.17)	(4.95)	28.21	(32.77)	627	1.07	1.01	.82
Year ended 9/30/2007	38.65	.36	12.41	12.77	(.73)	(3.61)	(4.34)	47.08	35.41	815	1.05	.98	.84
Year ended 9/30/2006	34.58	.26	4.91	5.17	(.42)	(.68)	(1.10)	38.65	15.28	446	1.08	1.01	.70
Year ended 9/30/2005	27.70	.23	6.98	7.21	(.33)	-	(.33)	34.58	26.23	253	1.12	1.07	.72
Class F-2:
Year ended 9/30/2009	28.47	.23	1.69	1.92	-	-	-	30.39	6.78	158	.87	.87	.91
Period from 8/1/2008 to 9/30/2008	33.66	.08	(5.27)	(5.19)	-	-	-	28.47	(15.42)	8	.14	.13	.26
Class 529-A:
Year ended 9/30/2009	28.32	.19	1.62	1.81	-	-	-	30.13	6.39	421	1.22	1.21	.84
Year ended 9/30/2008	47.23	.29	(14.28)	(13.99)	(.75)	(4.17)	(4.92)	28.32	(32.79)	371	1.11	1.05	.78
Year ended 9/30/2007	38.76	.34	12.44	12.78	(.70)	(3.61)	(4.31)	47.23	35.33	479	1.10	1.04	.79
Year ended 9/30/2006	34.68	.25	4.93	5.18	(.42)	(.68)	(1.10)	38.76	15.25	284	1.11	1.05	.66
Year ended 9/30/2005	27.79	.22	7.00	7.22	(.33)	-	(.33)	34.68	26.19	178	1.14	1.08	.71
Class 529-B:
Year ended 9/30/2009	27.47	.01	1.50	1.51	-	-	-	28.98	5.50	51	2.05	2.03	.02
Year ended 9/30/2008	45.96	(.02)	(13.89)	(13.91)	(.41)	(4.17)	(4.58)	27.47	(33.35)	49	1.93	1.87	(.05)
Year ended 9/30/2007	37.77	(.01)	12.14	12.13	(.33)	(3.61)	(3.94)	45.96	34.25	71	1.92	1.86	(.02)
Year ended 9/30/2006	33.93	(.07)	4.82	4.75	(.23)	(.68)	(.91)	37.77	14.24	48	1.97	1.90	(.20)
Year ended 9/30/2005	27.20	(.05)	6.87	6.82	(.09)	-	(.09)	33.93	25.11	34	2.02	1.96	(.17)
Class 529-C:
Year ended 9/30/2009	27.43	.01	1.50	1.51	-	-	-	28.94	5.54	155	2.04	2.03	.02
Year ended 9/30/2008	45.92	(.01)	(13.89)	(13.90)	(.42)	(4.17)	(4.59)	27.43	(33.36)	140	1.93	1.86	(.04)
Year ended 9/30/2007	37.77	(.01)	12.13	12.12	(.36)	(3.61)	(3.97)	45.92	34.23	188	1.92	1.86	(.02)
Year ended 9/30/2006	33.94	(.07)	4.83	4.76	(.25)	(.68)	(.93)	37.77	14.27	115	1.96	1.90	(.19)
Year ended 9/30/2005	27.21	(.05)	6.87	6.82	(.09)	-	(.09)	33.94	25.13	77	2.00	1.95	(.16)
Class 529-E:
Year ended 9/30/2009	28.00	.12	1.58	1.70	-	-	-	29.70	6.07	25	1.52	1.51	.54
Year ended 9/30/2008	46.76	.18	(14.15)	(13.97)	(.62)	(4.17)	(4.79)	28.00	(33.01)	22	1.42	1.35	.47
Year ended 9/30/2007	38.40	.21	12.33	12.54	(.57)	(3.61)	(4.18)	46.76	34.93	30	1.41	1.35	.49
Year ended 9/30/2006	34.42	.12	4.89	5.01	(.35)	(.68)	(1.03)	38.40	14.86	18	1.44	1.37	.34
Year ended 9/30/2005	27.58	.12	6.96	7.08	(.24)	-	(.24)	34.42	25.81	12	1.47	1.42	.37
Class 529-F-1:
Year ended 9/30/2009	$28.33	$.24	$1.63	$1.87	$-	$-	$-	$30.20	6.60%	$35	1.02%	1.01%	1.04%
Year ended 9/30/2008	47.24	.37	(14.28)	(13.91)	(.83)	(4.17)	(5.00)	28.33	(32.66)	30	.92	.85	.98
Year ended 9/30/2007	38.77	.42	12.44	12.86	(.78)	(3.61)	(4.39)	47.24	35.56	35	.91	.85	.98
Year ended 9/30/2006	34.64	.31	4.93	5.24	(.43)	(.68)	(1.11)	38.77	15.44	19	.94	.87	.83
Year ended 9/30/2005	27.72	.23	6.99	7.22	(.30)	-	(.30)	34.64	26.22	12	1.11	1.06	.74
Class R-1:
Year ended 9/30/2009	27.51	.02	1.52	1.54	-	-	-	29.05	5.60	36	1.94	1.93	.11
Year ended 9/30/2008	46.04	.02	(13.91)	(13.89)	(.47)	(4.17)	(4.64)	27.51	(33.29)	28	1.84	1.77	.05
Year ended 9/30/2007	37.89	.01	12.17	12.18	(.42)	(3.61)	(4.03)	46.04	34.32	38	1.88	1.80	.03
Year ended 9/30/2006	34.07	(.04)	4.83	4.79	(.29)	(.68)	(.97)	37.89	14.31	21	1.92	1.82	(.11)
Year ended 9/30/2005	27.34	(.01)	6.90	6.89	(.16)	-	(.16)	34.07	25.27	12	1.97	1.85	(.05)
Class R-2:
Year ended 9/30/2009	27.55	(.02)	1.50	1.48	-	-	-	29.03	5.37	603	2.15	2.14	(.09)
Year ended 9/30/2008	46.13	(.01)	(13.95)	(13.96)	(.45)	(4.17)	(4.62)	27.55	(33.36)	494	1.94	1.86	(.04)
Year ended 9/30/2007	37.93	.03	12.18	12.21	(.40)	(3.61)	(4.01)	46.13	34.36	673	1.93	1.77	.06
Year ended 9/30/2006	34.09	(.03)	4.83	4.80	(.28)	(.68)	(.96)	37.93	14.35	414	2.06	1.80	(.09)
Year ended 9/30/2005	27.36	(.01)	6.90	6.89	(.16)	-	(.16)	34.09	25.28	258	2.17	1.82	(.03)
Class R-3:
Year ended 9/30/2009	27.94	.12	1.58	1.70	-	-	-	29.64	6.05	534	1.53	1.51	.53
Year ended 9/30/2008	46.68	.18	(14.12)	(13.94)	(.63)	(4.17)	(4.80)	27.94	(32.99)	435	1.42	1.35	.48
Year ended 9/30/2007	38.34	.20	12.31	12.51	(.56)	(3.61)	(4.17)	46.68	34.88	555	1.42	1.35	.47
Year ended 9/30/2006	34.39	.11	4.87	4.98	(.35)	(.68)	(1.03)	38.34	14.82	319	1.49	1.42	.30
Year ended 9/30/2005	27.58	.11	6.96	7.07	(.26)	-	(.26)	34.39	25.75	188	1.51	1.44	.36
Class R-4:
Year ended 9/30/2009	28.29	.20	1.63	1.83	-	-	-	30.12	6.47	378	1.14	1.13	.88
Year ended 9/30/2008	47.20	.32	(14.29)	(13.97)	(.77)	(4.17)	(4.94)	28.29	(32.78)	236	1.07	1.01	.84
Year ended 9/30/2007	38.73	.35	12.45	12.80	(.72)	(3.61)	(4.33)	47.20	35.41	259	1.06	1.00	.82
Year ended 9/30/2006	34.68	.25	4.91	5.16	(.43)	(.68)	(1.11)	38.73	15.20	126	1.11	1.04	.67
Year ended 9/30/2005	27.79	.23	7.01	7.24	(.35)	-	(.35)	34.68	26.25	67	1.12	1.06	.74
Class R-5:
Year ended 9/30/2009	28.64	.28	1.68	1.96	-	-	-	30.60	6.84	260	.82	.80	1.26
Year ended 9/30/2008	47.70	.44	(14.45)	(14.01)	(.88)	(4.17)	(5.05)	28.64	(32.57)	440	.77	.70	1.17
Year ended 9/30/2007	39.10	.48	12.56	13.04	(.83)	(3.61)	(4.44)	47.70	35.77	403	.77	.71	1.11
Year ended 9/30/2006	34.93	.36	4.97	5.33	(.48)	(.68)	(1.16)	39.10	15.60	216	.80	.74	.97
Year ended 9/30/2005	27.97	.33	7.05	7.38	(.42)	-	(.42)	34.93	26.62	142	.81	.76	1.04
Class R-6:
Period from 5/1/2009 to 9/30/2009	22.33	.13	7.85	7.98	-	-	-	30.31	35.74	317	.33	.33	.51

	Year ended September 30
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	56%	50%	48%	45%	45%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Amount less than $.01.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
SMALLCAP World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio and the summary investment portfolio, of SMALLCAP World Fund, Inc. (the “Fund”), as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
November 10, 2009

Tax information
    unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2009:

Foreign taxes	$0.02 per share
Foreign source income	$0.37 per share
Qualified dividend income	100%
Corporate dividends received deduction	$56,073,000
U.S. government income that may be exempt from state taxation	$821,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

...

SMALLCAP World Fund, Inc.

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-05888 and 1933 Act. No. 033-32785)

(a)
Articles of Incorporation – Articles of Incorporation effective as of 12/18/89 – previously filed (see Post-Effective (“P/E”) Amendment No. 13 filed 11/26/97);  Articles of Amendment effective as of 12/21/89 – previously filed (see P/E Amendment No. 13 filed 11/26/97);  Articles of Amendment effective as of 1/24/90 – previously filed (see P/E Amendment No. 13 filed 11/26/97);  Articles Supplementary effective as of 6/2/94 – previously filed (see P/E Amendment No. 13 filed 11/26/97);  Articles Supplementary effective as of 1/13/00 – previously filed (see P/E Amendment No. 17 filed 3/10/00);  Articles Supplementary effective as of 1/24/01 – previously filed (see P/E Amendment No. 20 filed 3/12/01);  Articles Supplementary effective as of 1/18/02 – previously filed (see P/E Amendment No. 22 filed 2/15/02); Articles Supplementary effective as of 6/9/00 – previously filed (see P/E Amendment No. 30 filed 7/1/08); Articles Supplementary effective as of 5/23/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08); Articles Supplementary effective as of 9/25/08 – previously filed (see P/E Amendment No. 31 filed 11/28/08); and Articles Supplementary dated 3/20/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09)

(b)	By-laws – By-laws as amended 6/16/09

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/12/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement – previously filed (see P/E Amendment No. 19 filed 11/27/00)

(e)
Underwriting Contracts – Form of Selling Group Agreements – previously filed (see P/E Amendment No. 23 filed 5/14/02); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 28 filed 11/30/06); Form of Institutional Selling Group Agreement (see P/E Amendment No. 26 filed 11/30/04); Form of Amendment to Selling Group Agreement – effective 2/1/07; Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 29 filed 11/30/07); Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 31 filed 11/28/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 31 filed 11/28/08); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 31 filed 11/28/08); Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 31 filed 11/28/08); Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 31 filed 11/28/08); Form of Amendment to Bank/Trust Company Participation Agreement for Class F shares effective 8/1/08 – previously filed (see P/E Amendment No. 31 filed 11/28/08); Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09); Form of Amendment to Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09); Form of Amendment to Institutional Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09); Form of Amendment to Class F Share Participation Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan – as amended 1/1/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 29 filed 11/30/07)

(h)
Other Material Contracts - Form of Amended Shareholder Services Agreement dated 4/1/03 - previously filed (see P/E Amendment No. 26 filed 11/30/04); Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 26 filed 11/30/04); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 29 filed 11/30/07); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 32 filed 4/8/09); and Form of Amended and Restated Administrative Services Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09)

(i)
Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 13 filed 11/26/97; P/E Amendment No. 17 filed 3/8/00; P/E Amendment No. 20 filed 3/12/01; P/E Amendment No. 22 filed 2/14/02; P/E Amendment No. 23 filed 5/10/02; P/E Amendment No. 30 filed 7/1/08; and P/E Amendment No. 32 filed 4/8/09)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – None

(m)
Rule 12b-1 Plan – Class A Plan of Distribution – previously filed (see P/E Amendment No. 13 filed 11/26/97);  Form of Class 529-A Plan of Distribution – previously filed (see P/E Amendment No. 22 filed 2/14/02);  and Forms of Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – previously filed (see P/E Amendment No. 27 filed 11/30/05); and Forms of Amendment to Plan of Distribution for Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan effective 5/1/09 – previously filed (see P/E Amendment No. 32 filed 4/8/09)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements  that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.Principal Underwriters

(a)            American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Director, Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	President and Director
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 25th day of November, 2009.

                                                      SMALLCAP World Fund, Inc.

By: /s/ Gregory W. Wendt
      Gregory W. Wendt, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 25, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Paul F. Roye	Executive Vice President
Paul F. Roye

(2)	Principal Financial Officer and
Principal Accounting Officer:

	/s/ Neal F. Wellons	Treasurer
Neal F. Wellons

(3)	Directors:
	Joseph C. Berenato*	Director
	Richard G. Capen, Jr.*	Director

/s/ Gordon Crawford
	Gordon Crawford	Vice Chairman

	Mary Anne Dolan*	Director
	John G. Freund*	Director
	R. Clark Hooper*	Director
	Leonade D. Jones*	Director
	William H. Kling*	Chairman of the Board (Independent and Non-Executive)
	Christopher E. Stone*	Director
/s/ Gregory W. Wendt
	Gregory W. Wendt	President and Director

	Patricia K. Woolf*	Director

*By            /s/ Chad L. Norton
Chad L. Norton                                   (pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale Timothy W. McHale

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Carson, CA, this 8th day of August, 2008.
(City, State)

/s/ Joseph C. Berenato
Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman David A. Pritchett Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of August, 2008.
(City, State)

/s/ Mary Anne Dolan
Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, John G. Freund, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palo Alto, CA, this 11th day of August, 2008.
(City, State)

/s/ John G. Freund
John G. Freund, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of August, 2008.
(City, State)

/s/ Leonade D. Jones
Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at St. Paul, MN, this 14th day of August, 2008.
(City, State)

/s/ William H. Kling
William H. Kling, Board member

POWER OF ATTORNEY

I, Christopher E. Stone, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Cambridge, MA, this 18th day of June, 2009.
(City, State)

/s/ Christopher E. Stone
Christopher E. Stone, Board member

POWER OF ATTORNEY

I, Patricia K. Woolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Princeton, NJ, this 6th day of August, 2008.
(City, State)

/s/ Patricia K. Woolf
Patricia K. Woolf, Board member